As filed with the U.S. Securities and Exchange Commission on September 1, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23376

Pacific Global ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, 7th Floor

Newport Beach, California 92660

(Address of principal executive offices) (Zip code)

National Registered Agents, Inc.

160 Greentree Drive, Suite 101

Dover, DE 19904

(Name and address of agent for service)

(949) 219-3391

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

ANNUAL REPORT

June 30, 2020

Pacific Global US Equity Income ETF - USDY

Pacific Global International Equity Income ETF - IDY

Pacific Global Focused High Yield ETF - FJNK

Pacific Global Senior Loan ETF - FLRT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 933-2398. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

PACIFIC GLOBAL ETFs

TABLE OF CONTENTS

Letter to Shareholders	A-1
Performance Summary	A-3
Portfolio Allocations	B-1
Portfolios of Investments	B-5
Statements of Assets and Liabilities	C-1
Statements of Operations	C-2
Statements of Changes in Net Assets	C-3
Financial Highlights	C-4
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Trustees and Officers	F-1
Statement Regarding the Funds' Liquidity Risk Management Program	F-3
Expense Examples	F-4
Federal Tax Information	F-5
Additional Information	F-6

LETTER TO SHAREHOLDERS—PACIFIC GLOBAL ETFs

Dear Shareholders:

We are pleased to share with you the Pacific Global ETF Trust Annual Report for the fiscal year ended June 30, 2020, including performance data, management's discussion of fund performance and a complete list of investments. The past year has been unprecedented for many reasons, but the Pacific Global ETFs continue to deliver diversified income for investors over a spectrum of investment horizons. The fiscal year ended June 30, 2020 represented a year of growth for the investment platform. Two funds were launched in October 2019: Pacific Global International Equity Income ETF and Pacific Global Focused High Yield ETF. The new funds expanded the existing lineup while transforming the platform into a global offering of investment strategies.

Pacific Global Advisors LLC (the "Adviser") continues to rely upon two investment affiliates of Pacific Global Asset Management to serve as sub-advisers under its supervision. Cadence Capital Management LLC and Pacific Asset Management continue to be responsible for the management of the equity and fixed-income funds, respectively. Each of the sub-advisers and the Adviser has prepared a discussion regarding the performance of the Funds of the Trust that they manage, including commentary discussing positive and negative factors affecting performance for the past 12 months. We appreciate your confidence in Pacific Global ETFs and look forward to helping you meet your income needs in the years to come.

Sincerely,
Matthew Babcock, CFA
Pacific Global Advisors LLC

Market Summary

The 12-month period ended June 30, 2020 (the "Period") proved to be highly volatile for equity and credit investors. Global risk assets posted strong gains during the second half of 2019, rising in the face of U.S.-China trade strains and other geopolitical tension. The strong asset gains of late-2019 were derailed in the first quarter of 2020 as the spread of the coronavirus required many of us to remain in our homes for an indefinite period. The resulting inactivity had a harmful impact on global economic output, leading to an unprecedented decline in jobs and asset prices. From mid-February to late March, the U.S. stock market experienced one of its steepest declines on record, falling more than 30% and entering bear-market territory. Further, empty highways coupled with a global-supply dispute led to a rapid decline in oil prices. The economic strain caused by the pandemic pushed many economies worldwide into recession. Against this backdrop, global central banks and sovereign treasury units took immediate actions, heeding lessons learned in past financial crises. Decisive monetary and fiscal measures helped to remedy short-term credit-market dislocations, blunt the impact of soaring unemployment and ultimately stem the decline in equities. As markets recovered in April, continued government economic support combined with medical advances helped to support risk assets. By the end of June, the S&P 500 Index had recovered most of its year-to-date losses.

Equity Markets

U.S. equities, as measured by the Russell 3000 Index, returned +6.53% for the Period. Like last year, the fiscal year ended June 30, 2020 was a highly volatile time in U.S. markets with extreme performance dispersion across styles and capitalizations. From a market-capitalization perspective, large-cap stocks were the strongest performers due to investor preferences for stable, high-quality companies that exhibited strong growth characteristics. The Russell 1000 Index, a measure of large-cap stocks, returned +7.48%, outperforming the Russell 2000 Index, a measure of small-cap stocks, which returned -6.63% during the Period. From a style perspective, the imbalance between growth stocks and value stocks persisted as the coronavirus pandemic exacerbated the differences between companies that could adapt to an increasing need for digital engagement and those that could not. In this environment, there was vast dispersion across market sectors. For instance, stocks in the well-positioned information technology sector gained 36% on average, while stocks in the beleaguered energy sector declined by 36% on average. Overall, growth stocks trounced value stocks in the Period, with the Russell 1000 Growth Index gaining +23.28% while the Russell 1000 Value Index declined -8.84%.

International equities, as measured by the MSCI EAFE Index (a broad measure of equity performance for the developed world excluding North America) returned -5.13% for the Period. Measured in local currency terms, the MSCI EAFE Index declined -4.24%, which indicated that the U.S. dollar was broadly stronger than the basket of foreign currencies represented in the index. International equities lagged U.S. equities during the Period as several European countries wrangled with economic contraction, including the continent's largest representative, Germany. In Asia, Japan was in the midst of a significant downturn triggered by an increased consumption tax and an elevated coronavirus infection rate. Nevertheless, international equities experienced the same themes as U.S. equities: higher overall volatility and stronger performance for growth stocks versus value stocks. During the Period, the MSCI EAFE Growth Index returned a positive +4.15% compared to a decline of -14.48% for the MSCI EAFE Value Index.

Fixed-Income Markets

U.S. fixed-income markets, as measured by the Bloomberg Barclays US Aggregate Bond Index, returned +8.74% for the Period. Overall, interest rates declined during the Period, first due to the Federal Reserve's measured interest-rate cuts and later due to the pandemic when investors transitioned to less volatile investments. By March, the Federal Reserve had lowered its primary interest rate to 0% to help support credit and lending markets. For the Period, the yield on the 10-Year U.S. Treasury bond declined from 2.03% to 0.66% (bond prices move in an opposite direction with yields), causing government bonds to be the best-performing segment of the investment-grade bond universe. For the Period, U.S. Treasuries returned +10.45% followed by investment-grade corporate bonds and agency mortgage-backed securities, which returned +9.50% and +5.67%, respectively. Non-investment-grade bonds, which typically pay a higher yield but assume a greater risk of default, generally underperformed investment-grade bonds due to the coronavirus-related business disruptions. For the Period, the Bloomberg Barclays US Corporate High Yield Index (high-yield bonds) and S&P LSTA Leveraged Loan Index (Bank Loans)

LETTER TO SHAREHOLDERS—PACIFIC GLOBAL ETFs (Continued)

returned +0.03% and -1.99%, respectively. Performance for speculative-grade bonds rebounded significantly in the second quarter of 2020 when government stimulus began to take effect.

USDY

During the 12-month Period, the Fund posted cumulative total returns of -6.95% based on market price and -6.76% based on net asset value (NAV). In comparison, the Russell 1000 Value Index posted a -8.84% total return for the same Period.

The Fund seeks to provide income and long-term capital growth by investing in U.S. large-cap equities. The investment approach for the Fund uses a fundamentally driven, systematic methodology to target large-cap stocks that are expected to deliver attractive dividend yields, low volatility and capital appreciation.

The primary drivers of the Fund's outperformance were overweight exposures to the outperforming information technology and consumer staples sectors. Further, security selection in the healthcare sector was additive to the Fund's outperformance. Conversely, security selection in the semiconductor industry served as a detractor. Although the Fund's overweight exposure to the highest quintile dividend stocks served as a detractor from performance, security selection in high dividend-paying stocks in sectors such as industrials helped the Fund to outperform the Russell 1000 Value Index during the Period.

IDY

Since its inception in October 2019, the Fund has posted cumulative total returns of -9.73% based on market price and -10.81% based on net asset value (NAV). In comparison, the MSCI EAFE Value Index posted a -15.93% total return for the same Period.

The Fund seeks to provide income and long-term capital growth by investing in equities primarily located in developed countries. The investment approach for the Fund uses a fundamentally-driven, systematic methodology to target international large-cap stocks that are expected to deliver attractive dividend yields, capital appreciation and diversification.

The primary drivers of the Fund's outperformance were overweight exposures to high-dividend paying stocks, which outperformed traditional value stocks, as well as strong sector allocation. The Fund's overweight exposure to the outperforming healthcare sector and underweight exposure to the underperforming financials sector served as contributors to performance. Further, selection in technology was a contributor to performance. Conversely, security selection in the communication services sector served as a detractor from performance.

FJNK

Since its inception in October 2019, the Fund posted cumulative total returns of -3.97% based on market price and -4.23% based on net asset value (NAV). In comparison, the Bloomberg Barclays US High Yield Very Liquid Index posted a -2.22% total return for the same Period.

The Fund seeks to provide income and long-term capital growth by investing in a focused portfolio of liquid, high-yield debt securities. Using a structured, actively managed approach, the Fund is designed to outperform its benchmark while providing ample liquidity to investors.

The primary drivers of the Fund's underperformance included the Fund's credit-quality allocations and security selection. The Fund's overweight exposures to B and CCC rated securities served as a detractor during the Period. Credit ratings represent a measure of the quality of underlying securities in the Fund based on the evaluations from third-party vendors. Further, exposures to certain gaming/casino bonds weighed on the Fund's performance relative to the benchmark as leisure activities were put on hold during the pandemic. Conversely, the Fund's investments in home construction bonds served as a contributor to performance during the Period.

FLRT

During the 12-month Period, the Fund posted cumulative total returns of -0.50% based on market price and -0.70% based on net asset value (NAV). In comparison, the S&P/LSTA US Leveraged Loan 100 Index posted a -0.47% total return for the same Period.

The Fund seeks to provide a high level of current income. The Fund invests primarily in floating-rate loans of non-investment-grade companies. These investments can serve as both an income driver and a hedge against rising interest rates. Floating-rate loans, also known as senior-bank loans, are variable-rate loans made by financial institutions to companies that are generally rated below investment grade.

During the Period, the Fund performed in-line with the benchmark after fees. Therefore, performance contributors and detractors were relatively balanced during the Period. Contributors to the Fund's performance included its credit-quality allocations and an underweight to the underperforming energy sector. The Fund's underweight exposure to BB and CCC rated loans and overweight exposure to B rated loans served as a contributor. On the other hand, the Fund's exposures to certain leisure and gaming/casino bonds served as a detractor from performance during the Period.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
June 30, 2020 (Unaudited)

Average Annual Total Returns for Periods Ended June 30, 2020

	One Year(5)	Since Inception(2)(5)
Pacific Global US Equity Income ETF—NAV	-6.76%	-0.55%
Pacific Global US Equity Income ETF—Market	-6.95%	-0.65%
Russell 1000® Value Index	-8.84%	-1.36%

Average Annual Total Returns for Periods Ended June 30, 2020

Since Inception(1)(3)
Pacific Global International Equity Income ETF—NAV	-10.81%
Pacific Global International Equity Income ETF—Market	-9.73%
MSCI EAFE VALUE NET (USD)(7)	-15.93%

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
June 30, 2020 (Unaudited)

  Average Annual Total Returns for Periods Ended June 30, 2020

Since Inception(1)(3)
Pacific Global Focused High Yield ETF—NAV	-4.23%
Pacific Global Focused High Yield ETF—Market	-3.97%
Bloomberg Barclays U.S. High Yield Very Liquid Index	-2.22%

  Average Annual Total Returns for Periods Ended June 30, 2020

	One Year	Three Years(5)	Five Years(5)	Since Inception(4)(5)(6)
Pacific Global Senior Loan ETF—NAV	-0.70%	1.90%	2.43%	2.35%
Pacific Global Senior Loan ETF—Market	-0.50%	1.97%	2.41%	2.38%
S&P/LSTA U.S. Leveraged Loan 100 Index	-0.47%	2.47%	2.95%	2.82%
S&P 500 Index	7.51%	10.73%	10.73%	9.76%

(1) Not annualized.

(2) Commencement of operations on February 11, 2019.

(3) Commencement of operations on October 23, 2019.

(4) Commencement of operations on February 18, 2015.

(5) Annualized.

(6) Pacific Global Senior Loan ETF is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund"), which was advised by AdvisorShares Investment, LLC. Performance prior to December 27, 2019 reflects that of the Predecessor Fund.

(7) The performance of the MSCI EAFE Value Net Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
June 30, 2020 (Unaudited)

NAV—Net Asset Value Per Share: the NAV return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with U.S. GAAP.

Market—Market Price: the market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on NYSE Arca and does not represent the returns an investor would receive if the shares were traded at other times.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and net asset value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

Benchmark index performance is from inception date of the Fund only and is not the inception date of the benchmark index itself.

The expense ratios of the Funds are set forth in the most recently filed Prospectus for each Fund and may differ from the expense ratios disclosed in the Financial Highlights included in this report. See the Financial Highlights for most current expense ratio.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The MSCI EAFE Value Index Net (USD) captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. The performance shown is net of taxes on dividends paid by the international securities issued on the index.

The Bloomberg Barclays U.S. High Yield Very Liquid Index includes publicly issued US dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody's and S&P was used), and have $600 million or more of outstanding face value.

The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to track the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The volatility of the index may be materially different from that of the Fund. You cannot invest directly in an index. Index results assume the re-investment of all dividends and capital gains, but do not reflect operating expenses such as transaction costs and invest investment advisory fees. In addition, the Funds' holdings will differ significantly from the securities that comprise the indices.

The shares of a Fund may trade above or below their net asset value. The net asset value of a Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value of the same shares.

Pacific Global US Equity Income ETF is a diversified fund of the Trust. The investment objective of USDY is to seek income and long-term growth of capital. The inception date was February 11, 2019.

Pacific Global International Equity Income ETF is a diversified fund of the Trust. The investment objective of IDY is to seek income and long-term growth of capital. The inception date was October 23, 2019.

Pacific Global Focused High Yield ETF is a diversified fund of the Trust. The investment objective of FJNK is to seek income and long-term growth of capital. The inception date was October 23, 2019.

Pacific Global Senior Loan ETF is a diversified fund of the Trust. The investment objective of FLRT seeks to provide a high level of current income. The inception date was February 18, 2015.

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio Allocations

June 30, 2020

Asset Type Allocation
Common Stocks	99.1%
Short Term Investments	0.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%
Sector Allocation
Consumer, Non-cyclical	28.5%
Financials	18.8%
Industrial	13.3%
Technology	8.6%
Consumer, Cyclical	7.8%
Energy	7.3%
Communications	6.4%
Utilities	5.1%
Basic Materials	3.3%
Short Term Investments	0.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio Allocations

June 30, 2020

Asset Type Allocation
Common Stocks	98.5%
Preferred Stocks	0.5%
Short Term Investments	0.0%~
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%
Sector Allocation
Consumer, Non-cyclical	23.8%
Industrial	14.0%
Financials	14.0%
Consumer, Cyclical	11.9%
Basic Materials	11.5%
Energy	7.1%
Communications	6.1%
Utilities	5.8%
Technology	4.8%
Short Term Investments	0.0%~
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%
Country Allocation
Japan	26.7%
United Kingdom	14.4%
Switzerland	11.8%
France	8.8%
Australia	8.3%
Germany	7.3%
Hong Kong	4.9%
Netherlands	4.1%
Denmark	2.4%
Spain	2.4%
Singapore	1.9%
Italy	1.7%
Sweden	1.0%
Belgium	0.6%
Ireland	0.6%
Israel	0.5%
Norway	0.4%
Portugal	0.3%
Finland	0.3%
New Zealand	0.2%
Luxembourg	0.2%
Chile	0.1%
Austria	0.1%
United States	0.0%~
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

Percentages indicated are based upon net assets.

~  Represents less than 0.05% of net assets

Refer to the Fund's Portfolio of Investments in this annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio Allocations

June 30, 2020

Asset Type Allocation
Corporate Bonds	78.8%
Foreign Bonds	14.6%
Short Term Investments	5.1%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%
Sector Allocation
Communications	21.3%
Consumer, Cyclical	19.0%
Consumer, Non-cyclical	18.9%
Energy	10.6%
Industrial	10.0%
Financials	9.1%
Short Term Investments	5.1%
Utilities	2.6%
Basic Materials	1.9%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio Allocations

June 30, 2020

Asset Type Allocation
Bank Loans	85.8%
Short Term Investments	12.2%
Corporate Bonds	7.4%
Foreign Bonds	3.4%
Closed-End Funds	0.1%
Total Investments	108.9%
Liabilities in Excess of Other Assets	(8.9%)
Net Assets	100.0%
Sector Allocation
Consumer, Cyclical	24.3%
Industrial	21.5%
Communications	16.8%
Consumer, Non-cyclical	13.1%
Short Term Investments	12.2%
Technology	10.8%
Financials	5.4%
Basic Materials	4.0%
Energy	0.7%
Closed-End Funds	0.1%
Total Investments	108.9%
Liabilities in Excess of Other Assets	(8.9%)
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments

June 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Basic Materials - 3.3%
Air Products & Chemicals, Inc.	915	$220,936
Cabot Corp.	225	8,336
Celanese Corp.	560	48,350
CF Industries Holdings, Inc.	892	25,101
Chemours Co.	636	9,763
Dow, Inc.	2,727	111,153
DuPont de Nemours, Inc.	2,314	122,943
Eastman Chemical Co.	567	39,486
Huntsman Corp.	873	15,688
International Flavors & Fragrances, Inc.	446	54,617
International Paper Co.	1,744	61,406
LyondellBasell Industries NV	1,132	74,395
Nucor Corp.	1,393	57,684
Olin Corp.	616	7,078
Reliance Steel & Aluminum Co.	283	26,865
Southern Copper Corp.	318	12,647
Steel Dynamics, Inc.	916	23,898
Valvoline, Inc.	669	12,932
WR Grace & Co.	205	10,416
		943,694
Communications - 6.4%
AT&T, Inc.	11,876	359,011
CenturyLink, Inc.	5,472	54,884
Cisco Systems, Inc.	8,198	382,355
Comcast Corp.	9,152	356,745
Corning, Inc.	3,093	80,109
Interpublic Group of Cos., Inc.	1,541	26,444
John Wiley & Sons, Inc.	193	7,527
Juniper Networks, Inc.	1,416	32,370
Nexstar Media Group, Inc.	186	15,566
NortonLifeLock, Inc.	2,351	46,620
Omnicom Group, Inc.	1,215	66,339
Sinclair Broadcast Group, Inc.	253	4,670
Telephone & Data Systems, Inc.	627	12,465
Verizon Communications, Inc.	6,793	374,498
ViacomCBS, Inc.	1,231	28,707
		1,848,310
Consumer, Cyclical - 7.8%
Best Buy Co., Inc.	911	79,503
Cummins, Inc.	677	117,297
Fastenal Co.	2,375	101,745
Genuine Parts Co.	631	54,872
Hanesbrands, Inc.	1,471	16,607
Hasbro, Inc.	477	35,751
Home Depot, Inc.	1,537	385,034
International Game Technology Plc	343	3,053
Leggett & Platt, Inc.	547	19,227
McDonald's Corp.	1,952	360,085
MSC Industrial Direct Co., Inc.	181	13,179
Newell Brands, Inc.	1,353	21,486
Nu Skin Enterprises, Inc.	238	9,099
Polaris, Inc.	227	21,009
Starbucks Corp.	4,722	347,492
Target Corp.	2,034	243,938
VF Corp.	1,166	71,056
Walgreens Boots Alliance, Inc.	4,416	187,194
Watsco, Inc.	142	25,233
Whirlpool Corp.	228	29,533
Williams-Sonoma, Inc.	310	25,423
Wyndham Destinations, Inc.	361	10,173
Yum! Brands, Inc.	1,156	100,468
		2,278,457
Security Description	Shares	Value
Consumer, Non-cyclical - 28.5%
AbbVie, Inc.	4,171	$409,509
Altria Group, Inc.	9,213	361,610
Amgen, Inc.	1,747	412,047
Archer-Daniels-Midland Co.	2,306	92,009
Automatic Data Processing, Inc.	1,861	277,084
Bristol-Myers Squibb Co.	6,423	377,672
Bunge Ltd.	9,007	370,458
Campbell Soup Co.	595	29,530
Cardinal Health, Inc.	1,179	61,532
Clorox Co.	451	98,936
Coca-Cola Co.	7,916	353,687
Colgate-Palmolive Co.	3,420	250,549
Conagra Brands, Inc.	1,805	63,482
CVS Health Corp.	5,014	325,760
Eli Lilly & Co.	2,644	434,092
Flowers Foods, Inc.	752	16,815
General Mills, Inc.	2,459	151,597
Gilead Sciences, Inc.	4,521	347,846
H&R Block, Inc.	1,057	15,094
Hershey Co.	602	78,031
Ingredion, Inc.	263	21,829
JM Smucker Co.	704	74,490
Johnson & Johnson	2,688	378,013
Kellogg Co.	1,725	113,953
Keurig Dr Pepper, Inc.	1,059	30,076
Kimberly-Clark Corp.	1,486	210,046
Kraft Heinz Co.	2,277	72,614
Kroger Co.	3,415	115,598
ManpowerGroup, Inc.	368	25,300
Medtronic Plc	3,894	357,080
Merck & Co, Inc.	4,760	368,091
Mondelez International, Inc.	5,822	297,679
PepsiCo, Inc.	2,984	394,664
Pfizer, Inc.	10,785	352,669
Philip Morris International, Inc.	5,079	355,835
Procter & Gamble Co.	3,314	396,255
Robert Half International, Inc.	456	24,090
Spectrum Brands Holdings, Inc.	172	7,895
Sysco Corp.	1,768	96,639
Tyson Foods, Inc.	1,262	75,354
		8,295,510
Energy - 7.3%
Baker Hughes a GE Co.	3,085	47,478
Cabot Oil & Gas Corp.	1,826	31,371
Chevron Corp.	3,822	341,037
Cimarex Energy Co.	365	10,034
ConocoPhillips	4,384	184,216
Devon Energy Corp.	1,471	16,681
Diamondback Energy, Inc.	582	24,339
EOG Resources, Inc.	2,171	109,983
Equitrans Midstream Corp.	748	6,216
Exxon Mobil Corp.	7,209	322,386
Helmerich & Payne, Inc.	406	7,921
HollyFrontier Corp.	609	17,783
Kinder Morgan, Inc.	7,617	115,550
Marathon Petroleum Corp.	5,306	198,338
Murphy Oil Corp.	517	7,135
ONEOK, Inc.	2,758	91,621
Phillips 66	2,928	210,523
Pioneer Natural Resources Co.	653	63,798
Schlumberger Ltd.	4,892	89,964
Valero Energy Corp.	2,383	140,168
Williams Cos., Inc.	4,659	88,614
		2,125,156

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Shares	Value
Financials - 18.8%
Aflac, Inc.	3,521	$126,862
Alexandria Real Estate Equities, Inc.	156	25,311
Allstate Corp.	1,042	101,064
Ally Financial, Inc.	1,162	23,042
American Campus Communities, Inc.	203	7,097
American Financial Group Inc.	195	12,375
American International Group, Inc.	2,241	69,874
Americold Realty Trust	258	9,365
Ameriprise Financial, Inc.	402	60,316
Apartment Investment & Management Co.	225	8,469
Associated Banc-Corp	491	6,717
Assurant, Inc.	172	17,766
Assured Guaranty Ltd.	251	6,127
AvalonBay Communities, Inc.	208	32,165
Axis Capital Holdings Ltd.	382	15,494
Bank of America Corp.	13,842	328,747
Bank of Hawaii Corp.	117	7,185
Bank of New York Mellon Corp.	2,559	98,905
BANK OZK	391	9,177
BankUnited, Inc.	476	9,639
BlackRock, Inc.	446	242,664
BOK Financial Corp.	88	4,967
Boston Properties, Inc.	198	17,895
Brandywine Realty Trust	263	2,864
Camden Property Trust	130	11,859
Capital One Financial Corp.	1,253	78,425
Chubb Ltd.	1,318	166,885
Cincinnati Financial Corp.	441	28,237
CIT Group, Inc.	237	4,913
Citigroup, Inc.	6,259	319,835
Citizens Financial Group, Inc.	1,332	33,620
CNA Financial Corp.	75	2,411
Columbia Property Trust, Inc.	169	2,221
Comerica, Inc.	455	17,335
CoreSite Realty Corp.	59	7,143
Corporate Office Properties Trust	152	3,852
Cousins Properties, Inc.	193	5,757
Crown Castle International Corp.	558	93,381
CubeSmart	301	8,124
Cullen/Frost Bankers, Inc.	170	12,701
CyrusOne, Inc.	145	10,549
Digital Realty Trust, Inc.	346	49,170
Discover Financial Services	976	48,888
Douglas Emmett, Inc.	256	7,849
Duke Realty Corp.	446	15,784
East West Bancorp, Inc.	403	14,605
Eaton Vance Corp.	293	11,310
Equitable Holdings, Inc.	1,240	23,920
Equity LifeStyle Properties, Inc.	245	15,308
Equity Residential	468	27,528
Erie Indemnity Co.	58	11,130
Essex Property Trust, Inc.	103	23,605
Evercore, Inc.	111	6,540
Everest Re Group Ltd.	116	23,919
Extra Space Storage, Inc.	178	16,442
Federal Realty Investment Trust	117	9,970
Fidelity National Financial, Inc.	870	26,674
Fifth Third Bancorp	2,086	40,218
First American Financial Corp.	303	14,550
First Hawaiian, Inc.	391	6,741
First Horizon National Corp.	925	9,213
FNB Corp.	841	6,308
Franklin Resources, Inc.	756	15,853
Gaming and Leisure Properties, Inc.	267	9,255
Goldman Sachs Group Inc/The	1,004	198,410
Hanover Insurance Group Inc.	122	12,362
Hartford Financial Services Group, Inc.	988	38,087
Security Description	Shares	Value
Healthcare Trust of America, Inc.	297	$7,876
Healthpeak Properties, Inc.	663	18,272
Highwoods Properties, Inc.	146	5,450
Hudson Pacific Properties, Inc.	201	5,057
Huntington Bancshares, Inc.	2,953	26,680
Invesco Ltd.	4,267	45,913
Invitation Homes, Inc.	688	18,941
Iron Mountain, Inc.	430	11,223
Janus Henderson Group Plc	450	9,522
JBG SMITH Properties	163	4,820
Jefferies Financial Group, Inc.	1,042	16,203
JPMorgan Chase & Co.	3,477	327,047
KeyCorp	2,989	36,406
Kilroy Realty Corp.	136	7,983
Lamar Advertising Co.	117	7,811
Lazard Ltd.	304	8,704
Life Storage, Inc.	61	5,792
Lincoln National Corp.	601	22,111
M&T Bank Corp.	606	63,006
Medical Properties Trust, Inc.	681	12,803
Mercury General Corp.	87	3,545
MetLife, Inc.	2,156	78,737
MGIC Investment Corp.	1,010	8,272
Mid-America Apartment Communities, Inc.	144	16,512
Morgan Stanley	3,516	169,823
National Retail Properties, Inc.	268	9,509
Navient Corp.	808	5,680
New York Community Bancorp, Inc.	1,156	11,791
Northern Trust Corp.	611	48,477
Old Republic International Corp.	851	13,880
Omega Healthcare Investors, Inc.	357	10,614
OneMain Holdings, Inc.	161	3,951
PacWest Bancorp	284	5,598
Paramount Group, Inc.	300	2,313
People's United Financial, Inc.	1,430	16,545
PNC Financial Services Group, Inc.	1,347	141,718
Popular, Inc.	831	30,888
Principal Financial Group, Inc.	833	34,603
Prologis, Inc.	853	79,610
Prosperity Bancshares, Inc.	277	16,448
Prudential Financial, Inc.	1,221	74,359
Public Storage	220	42,216
Rayonier, Inc.	197	4,884
Realty Income Corp.	466	27,727
Regency Centers Corp.	246	11,289
Regions Financial Corp.	2,961	32,926
Reinsurance Group of America, Inc.	160	12,550
Santander Consumer USA Holdings, Inc.	325	5,983
Simon Property Group, Inc.	422	28,856
SL Green Realty Corp.	107	5,274
Spirit Realty Capital, Inc.	133	4,636
State Street Corp.	1,133	72,002
STORE Capital Corp.	319	7,595
Sun Communities, Inc.	95	12,890
Synchrony Financial	1,855	41,107
Synovus Financial Corp.	614	12,605
T Rowe Price Group, Inc.	690	85,215
TCF Financial Corp.	408	12,003
Travelers Cos., Inc.	822	93,749
Truist Financial Corp.	4,059	152,415
UDR, Inc.	430	16,073
Umpqua Holdings Corp.	565	6,012
US Bancorp	4,330	159,431
Ventas, Inc.	506	18,530
VEREIT, Inc.	1,390	8,938
VICI Properties, Inc.	625	12,619
Virtu Financial, Inc.	114	2,690
Vornado Realty Trust	270	10,317
Webster Financial Corp.	246	7,038

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL US EQUITY INCOME ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Shares	Value
Weingarten Realty Investors	146	$2,764
Wells Fargo & Co.	10,632	272,179
Welltower, Inc.	497	25,720
Western Alliance Bancorp	243	9,202
Western Union Co.	1,798	38,873
Wintrust Financial Corp.	161	7,023
WP Carey, Inc.	255	17,251
Zions Bancorp NA	492	16,728
		5,476,777
Industrial - 13.3%
3M Co.	2,346	365,953
Avnet, Inc.	403	11,238
Caterpillar, Inc.	2,223	281,209
CH Robinson Worldwide, Inc.	550	43,483
Crane Co.	179	10,643
Eaton Corp Plc	1,758	153,790
Emerson Electric Co.	2,380	147,631
Energizer Holdings, Inc.	228	10,828
Flowserve Corp.	412	11,750
Garmin Ltd.	419	40,853
General Dynamics Corp.	1,030	153,944
Graphic Packaging Holding Co.	1,186	16,592
Honeywell International, Inc.	2,421	350,052
Hubbell, Inc.	219	27,454
Huntington Ingalls Industries, Inc.	171	29,838
Illinois Tool Works, Inc.	1,419	248,112
Johnson Controls International Plc	3,129	106,824
Lincoln Electric Holdings, Inc.	261	21,987
Lockheed Martin Corp.	902	329,158
MDU Resources Group, Inc.	396	8,783
National Instruments Corp.	505	19,549
Norfolk Southern Corp.	1,044	183,295
nVent Electric Plc	564	10,564
Packaging Corp of America	344	34,331
Raytheon Technologies Corp.	3,062	188,680
Ryder System, Inc.	212	7,952
Snap-on, Inc.	240	33,242
Sonoco Products Co.	393	20,550
Timken Co.	236	10,736
Trane Technologies Plc	977	86,934
Trinity Industries, Inc.	411	8,750
Union Pacific Corp.	2,172	367,220
United Parcel Service, Inc.	3,089	343,435
Waste Management, Inc.	1,461	154,734
Westrock Co.	936	26,451
		3,866,545
Technology - 8.6%
Amdocs Ltd.	556	33,849
Analog Devices, Inc.	1,238	151,828
Broadcom, Inc.	1,242	391,988
Hewlett Packard Enterprise Co.	5,708	55,539
HP, Inc.	8,892	154,988
Intel Corp.	6,197	370,766
International Business Machines Corp.	2,907	351,078
Maxim Integrated Products, Inc.	1,095	66,368
NetApp, Inc.	1,005	44,592
Paychex, Inc.	1,142	86,506
QUALCOMM, Inc.	4,318	393,845
Texas Instruments, Inc.	2,969	376,974
Xerox Holdings Corp.	910	13,914
		2,492,235
Security Description	Shares	Value
Utilities - 5.1%
AES Corp.	1,181	$17,113
Alliant Energy Corp.	432	20,667
Ameren Corp.	404	28,425
American Electric Power Co., Inc.	936	74,543
Atmos Energy Corp.	238	23,700
Avangrid, Inc.	94	3,946
CenterPoint Energy, Inc.	845	15,776
CMS Energy Corp.	528	30,846
Consolidated Edison, Inc.	726	52,221
Dominion Energy, Inc.	1,755	142,471
DTE Energy Co.	372	39,990
Duke Energy Corp.	1,500	119,835
Edison International	740	40,189
Entergy Corp.	340	31,895
Evergy, Inc.	421	24,961
Eversource Energy	577	48,047
Exelon Corp.	1,759	63,834
FirstEnergy Corp.	941	36,492
Hawaiian Electric Industries, Inc.	184	6,635
IDACORP, Inc.	90	7,863
National Fuel Gas Co.	151	6,331
NextEra Energy, Inc.	806	193,577
NiSource, Inc.	736	16,737
NRG Energy, Inc.	471	15,336
OGE Energy Corp.	423	12,842
Pinnacle West Capital Corp.	216	15,831
PPL Corp.	1,569	40,543
Public Service Enterprise Group, Inc.	939	46,161
Sempra Energy	578	67,759
Southern Co.	2,131	110,492
UGI Corp.	394	12,529
Vistra Energy Corp.	743	13,835
WEC Energy Group, Inc.	590	51,714
Xcel Energy, Inc.	881	55,063
		1,488,199
Total Common Stocks (Cost $30,462,437)		28,814,883
SHORT TERM INVESTMENTS - 0.7%
First American Treasury Obligations Fund - Class X, 0.084% (a)	212,064	212,064
Total Short Term Investments (Cost $212,064)		212,064
TOTAL INVESTMENTS - 99.8% (Cost $30,674,501)		29,026,947
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		46,157
TOTAL NET ASSETS - 100.0%		$29,073,104

(a)   Seven-day yield as of June 30, 2020

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments

June 30, 2020

Security Description	Shares	Value
COMMON STOCKS - 98.5%
Basic Materials - 11.5%
Air Liquide SA	1,553	$224,031
Air Water, Inc.	845	11,903
Akzo Nobel NV	778	69,699
Anglo American Plc	7,520	174,191
Antofagasta Plc	2,830	32,878
Arkema SA	217	20,757
Asahi Kasei Corp.	5,666	45,947
BASF SE	2,631	147,441
BHP Group Ltd.	13,284	328,371
BHP Group Plc	12,544	257,147
Boliden AB	1,217	27,688
Chr Hansen Holding A/S	421	43,417
Covestro AG (b) *	531	20,194
Daicel Corp.	1,223	9,435
EMS-Chemie Holding AG	57	44,159
Evonik Industries AG	609	15,470
Fortescue Metals Group Ltd.	9,116	87,129
Hitachi Metals Ltd.	800	9,506
Israel Chemicals Ltd.	14,628	43,327
Johnson Matthey Plc	1,236	32,131
Koninklijke DSM NV	636	88,032
Kuraray Co. Ltd.	1,512	15,754
Mitsubishi Chemical Holdings Corp.	5,827	33,858
Mitsubishi Gas Chemical Co., Inc.	830	12,530
Mitsubishi Materials Corp.	525	11,062
Mitsui Chemicals, Inc.	761	15,837
Nitto Denko Corp.	753	42,540
Oji Holdings Corp.	4,127	19,149
Rio Tinto Ltd.	2,511	169,749
Rio Tinto Plc	6,760	381,037
Solvay SA	410	32,825
South32 Ltd.	32,718	46,060
Sumitomo Chemical Co. Ltd.	6,588	19,647
Sumitomo Metal Mining Co Ltd.	900	25,081
Toray Industries, Inc.	4,800	22,561
Tosoh Corp.	1,218	16,582
UPM-Kymmene Oyj	719	20,776
voestalpine AG	347	7,464
		2,625,365
Communications - 6.1%
Bollore SA	1,770	5,560
Dentsu, Inc.	504	11,926
Deutsche Telekom AG	5,015	84,205
Hakuhodo DY Holdings, Inc.	500	5,932
HKT Trust & HKT Ltd.	31,148	45,574
KDDI Corp.	4,155	124,448
Koninklijke KPN NV	7,478	19,827
Nippon Telegraph & Telephone Corp.	3,024	70,450
NTT DOCOMO, Inc.	3,129	83,517
Orange SA	4,760	56,928
PCCW Ltd.	24,617	14,039
Pearson Plc	3,642	25,985
Proximus SADP	461	9,395
Publicis Groupe SA	834	26,995
SES SA	1,989	13,587
Singapore Telecommunications Ltd.	54,674	96,511
Softbank Corp.	3,884	49,460
Spark New Zealand Ltd.	5,346	15,731
Swisscom AG	115	60,192
Tele2 AB	1,140	15,115
Telecom Italia SpA	15,911	6,167
Telefonaktiebolaget LM Ericsson	2,735	25,289
Telefonica Deutschland Holding AG	1,701	5,020
Security Description	Shares	Value
Telefonica SA	11,441	$54,590
Telenor ASA	2,416	35,166
Telia Co. AB	6,279	23,450
Telstra Corp Ltd.	16,401	35,426
Trend Micro, Inc.	588	32,783
Vivendi SA	1,663	42,674
Vodafone Group Plc	127,226	203,142
Wolters Kluwer NV	1,176	91,852
		1,390,936
Consumer, Cyclical - 11.4%
ABC-Mart, Inc.	154	9,000
Aisin Seiki Co. Ltd.	762	22,160
Bayerische Motoren Werke AG	1,001	63,901
Bridgestone Corp.	2,585	83,050
Cie Financiere Richemont SA	4,371	278,836
Cie Generale des Etablissements Michelin SCA	796	82,580
Continental AG *	318	31,140
Crown Resorts Ltd.	2,910	19,419
Daimler AG	2,700	109,643
Daiwa House Industry Co Ltd.	1,220	28,722
Denso Corp.	1,937	75,435
Hino Motors Ltd.	1,307	8,812
Honda Motor Co. Ltd.	7,160	182,722
Iida Group Holdings Co. Ltd.	677	10,352
Isuzu Motors Ltd.	2,425	21,859
ITOCHU Corp.	6,305	135,560
JTEKT Corp.	1,008	7,814
Koito Manufacturing Co Ltd.	500	20,097
Lawson, Inc.	294	14,731
Marubeni Corp.	7,029	31,735
Marui Group Co Ltd.	772	13,914
Mazda Motor Corp.	2,651	15,861
Mitsubishi Corp.	6,302	132,489
Mitsui & Co. Ltd.	7,799	115,170
NGK Insulators Ltd.	1,139	15,697
NGK Spark Plug Co. Ltd.	714	10,210
Panasonic Corp.	10,097	87,864
Pandora A/S	476	25,858
Qantas Airways Ltd.	5,374	14,018
Ryohin Keikaku Co Ltd.	1,000	14,124
Sega Sammy Holdings, Inc.	882	10,537
Sekisui Chemical Co. Ltd.	1,622	23,164
Sekisui House Ltd.	2,790	53,035
Shimamura Co Ltd.	103	6,964
Singapore Airlines Ltd.	15,200	40,683
Sodexo SA	336	22,725
Subaru Corp.	2,698	56,009
Sumitomo Corp.	5,570	63,683
Sumitomo Electric Industries Ltd.	3,328	38,204
Sumitomo Rubber Industries Ltd.	903	8,882
Swatch Group AG	242	48,300
Swatch Group AG	310	12,126
Tabcorp Holdings Ltd.	16,237	37,873
Teijin Ltd.	882	14,001
Toyoda Gosei Co. Ltd.	354	7,350
Toyota Industries Corp.	691	36,542
Toyota Motor Corp.	5,384	337,176
Toyota Tsusho Corp.	987	24,946
USS Co. Ltd.	1,029	16,420
Valeo SA	997	26,166
Volkswagen AG	98	15,778
Yamaha Motor Co. Ltd.	1,286	20,104
Yokohama Rubber Co. Ltd.	567	7,950
		2,611,391

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Shares	Value
Consumer, Non-cyclical - 23.8%
Adecco Group AG	1,292	$60,628
Alfresa Holdings Corp.	866	18,054
Amadeus IT Group SA	1,810	94,315
Anheuser-Busch InBev SA/NV	1,691	83,336
Asahi Group Holdings Ltd.	1,600	55,954
Astellas Pharma, Inc.	8,974	149,560
Bayer AG	2,646	195,578
British American Tobacco Plc	11,163	429,415
Carlsberg A/S	527	69,652
Carrefour SA	2,514	38,851
Coca-Cola Amatil Ltd.	4,072	24,335
Coca-Cola European Partners Plc	944	35,646
Colruyt SA	128	7,042
Dai Nippon Printing Co Ltd.	1,046	23,918
Dairy Farm International Holdings Ltd.	3,043	14,150
Danone SA	2,596	179,546
Edenred	903	39,495
GlaxoSmithKline Plc	21,680	439,650
H Lundbeck A/S	344	12,935
ICA Gruppen AB	395	18,728
Imperial Brands Plc	5,424	103,400
Japan Tobacco, Inc.	5,419	100,450
Kirin Holdings Co. Ltd.	3,699	77,920
Koninklijke Ahold Delhaize NV	4,827	131,565
METRO AG	557	5,267
NH Foods Ltd.	400	16,022
Novartis AG	6,425	558,920
Novo Nordisk A/S	5,195	336,334
Otsuka Holdings Co Ltd.	1,800	78,335
Park24 Co. Ltd.	548	9,364
Pernod Ricard SA	695	109,355
Pola Orbis Holdings, Inc.	420	7,297
Roche Holding AG	1,522	527,467
Ryman Healthcare Ltd.	1,440	12,154
Sanofi	3,931	400,352
Seven & i Holdings Co. Ltd.	3,493	113,872
SGS SA	53	129,500
Swedish Match AB	149	10,474
Takeda Pharmaceutical Co. Ltd.	6,810	242,694
Toppan Printing Co Ltd.	1,200	19,971
Transurban Group	15,719	153,277
Unilever NV	5,255	278,962
Wm Morrison Supermarkets Plc	22,991	54,284
		5,468,024
Energy - 7.1%
APA Group	4,730	36,330
BP Plc	95,523	363,609
Eni SpA	8,906	84,950
Equinor ASA	3,901	55,362
Galp Energia SGPS SA	2,168	25,076
Idemitsu Kosan Co. Ltd.	903	19,126
Inpex Corp.	4,697	29,011
JXTG Holdings, Inc.	14,720	52,077
Koninklijke Vopak NV	240	12,695
Lundin Petroleum AB	821	19,789
Oil Search Ltd.	7,615	16,659
OMV AG	287	9,596
Repsol SA	5,872	51,365
Royal Dutch Shell Plc - Class A	16,860	268,869
Royal Dutch Shell Plc - Class B	16,521	250,566
Total SA	6,891	263,034
Woodside Petroleum Ltd.	5,379	80,366
		1,638,480
Security Description	Shares	Value
Financials - 14.0%
3i Group Plc	2,224	$22,944
Admiral Group Plc	663	18,887
Aeon Mall Co. Ltd.	210	2,781
Allianz SE	460	93,935
Aozora Bank Ltd.	231	4,013
Aroundtown SA *	1,790	10,252
Assicurazioni Generali SpA	2,170	32,840
Azrieli Group Ltd.	232	10,495
Baloise Holding AG	153	22,947
Bank Hapoalim BM	2,792	16,588
Bank Leumi Le-Israel BM	6,076	30,363
Bankinter SA	1,130	5,389
Banque Cantonale Vaudoise	98	9,526
BOC Hong Kong Holdings Ltd.	23,766	75,586
CaixaBank SA	5,532	11,812
CapitaLand Commercial Trust	20,401	24,740
CapitaLand Mall Trust	19,078	26,832
Chiba Bank Ltd	1,008	4,742
CK Asset Holdings Ltd.	10,414	62,077
Commonwealth Bank of Australia	5,287	253,282
Concordia Financial Group Ltd.	2,258	7,215
Covivio	98	7,102
Dai-ichi Life Holdings, Inc.	1,836	21,816
Daito Trust Construction Co. Ltd.	168	15,418
Daiwa House REIT Investment Corp.	5	11,762
Daiwa Securities Group, Inc.	1,953	8,134
DBS Group Holdings Ltd.	7,429	110,881
Dexus	1,744	11,072
Erste Group Bank AG *	341	8,026
Fukuoka Financial Group, Inc.	294	4,632
Gecina SA	97	11,988
GPT Group	5,514	15,868
Groupe Bruxelles Lambert SA	184	15,438
Hang Lung Properties Ltd.	7,460	17,672
Hang Seng Bank Ltd.	4,912	82,453
Hannover Rueck SE	68	11,719
Henderson Land Development Co Ltd.	6,200	23,518
Hongkong Land Holdings Ltd.	4,513	18,639
Hulic Co Ltd.	714	6,692
ICADE	76	5,294
Insurance Australia Group Ltd.	6,803	27,089
Isracard Ltd.	1	2
Israel Discount Bank Ltd.	2,848	8,633
Japan Exchange Group, Inc.	651	15,025
Japan Post Insurance Co Ltd.	403	5,274
Japan Prime Realty Investment Corp.	2	5,853
Japan Real Estate Investment Corp.	3	15,365
Japan Retail Fund Investment Corp.	6	7,474
Jardine Matheson Holdings Ltd.	1,000	41,740
Julius Baer Group Ltd.	458	19,167
Kerry Properties Ltd.	3,237	8,353
Klepierre SA	402	8,010
Legal & General Group Plc	19,875	54,401
Link REIT	8,360	68,332
Macquarie Group Ltd.	661	54,100
Mapfre SA	2,369	4,216
Mebuki Financial Group, Inc.	1,764	4,084
Medibank Pvt Ltd.	8,439	17,413
Mediobanca Banca di Credito Finanziario SpA	1,184	8,500
Mirvac Group	10,846	16,242
Mitsubishi UFJ Financial Group, Inc.	21,140	82,543
Mitsubishi UFJ Lease & Finance Co. Ltd.	525	2,480
Mizrahi Tefahot Bank Ltd.	338	6,305
Mizuho Financial Group, Inc.	41,403	50,692
MS&AD Insurance Group Holdings, Inc.	846	23,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	149	38,737

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Shares	Value
National Australia Bank Ltd.	9,191	$115,564
New World Development Co Ltd.	5,953	28,265
Nippon Building Fund, Inc.	3	17,059
Nippon Prologis REIT, Inc.	5	15,189
NN Group NV	489	16,427
Nomura Holdings, Inc.	3,885	17,357
Nomura Real Estate Holdings, Inc.	357	6,613
Nomura Real Estate Master Fund, Inc.	10	11,984
ORIX Corp.	1,412	17,373
Orix JREIT, Inc.	6	7,857
Oversea-Chinese Banking Corp Ltd.	13,659	88,211
Partners Group Holding AG	41	37,190
Prudential Plc	8,932	134,859
QBE Insurance Group Ltd.	4,279	26,163
Raiffeisen Bank International AG	181	3,225
Resona Holdings, Inc.	3,906	13,305
Sampo Oyj	247	8,497
SBI Holdings, Inc.	273	5,886
Scentre Group	14,858	22,250
Schroders Plc	286	10,451
Seven Bank Ltd.	1,113	3,041
Shizuoka Bank Ltd.	1,185	7,605
Sino Land Co. Ltd.	12,463	15,678
Sompo Holdings, Inc.	588	20,187
St James's Place Plc	1,197	14,132
Standard Life Aberdeen Plc	5,173	17,153
Stockland	6,596	15,067
Sumitomo Mitsui Financial Group, Inc.	2,259	63,434
Sumitomo Mitsui Trust Holdings, Inc.	588	16,473
Sun Hung Kai Properties Ltd.	6,306	80,508
Suncorp Group Ltd.	3,729	23,752
Suntec Real Estate Investment Trust	14,004	14,169
Swire Pacific Ltd.	1,824	9,672
Swire Properties Ltd.	4,540	11,528
Swiss Life Holding AG	103	38,158
Swiss Prime Site AG	242	22,375
Swiss Re AG	917	70,712
T&D Holdings, Inc.	1,071	9,135
Tokio Marine Holdings, Inc.	1,155	50,254
Tokyo Century Corp.	42	2,143
Tokyu Fudosan Holdings Corp.	1,554	7,254
Tryg A/S	229	6,629
UBS Group AG	8,110	93,345
United Urban Investment Corp.	7	7,507
Vicinity Centres	9,230	9,109
Vonovia SE	749	45,929
Wharf Real Estate Investment Co. Ltd.	4,126	19,697
Zurich Insurance Group AG	472	166,492
		3,213,463
Industrial - 14.0%
ABB Ltd.	16,040	361,110
ACS Actividades de Construccion y Servicios SA	990	24,959
AGC, Inc.	840	23,844
Amada Holdings Co. Ltd.	1,575	12,851
AP Moller - Maersk A/S	33	38,451
AP Moller - Maersk A/S	19	20,626
Assa Abloy AB	862	17,526
Atlas Copco AB	588	24,900
Atlas Copco AB	340	12,574
Aurizon Holdings Ltd.	15,758	53,503
Brother Industries Ltd.	1,054	18,957
Casio Computer Co Ltd.	908	15,726
CK Hutchison Holdings Ltd.	23,435	150,579
CK Infrastructure Holdings Ltd.	5,395	27,774
CRH Plc	3,722	127,540
Deutsche Post AG	3,023	110,550
Epiroc AB	334	4,084
Security Description	Shares	Value
Epiroc AB	568	$7,077
Ferrovial SA	2,109	56,156
Fuji Electric Co Ltd.	600	16,359
Hirose Electric Co. Ltd.	147	16,092
Hitachi Construction Machinery Co. Ltd.	546	15,069
Hitachi Ltd.	4,336	136,656
HOCHTIEF AG	70	6,209
JSR Corp.	903	17,395
Kajima Corp.	2,058	24,473
Kamigumi Co Ltd.	500	9,789
Komatsu Ltd.	4,337	88,507
Kone Oyj	356	24,486
Kubota Corp.	4,700	69,994
Kyocera Corp.	1,519	82,509
Kyushu Railway Co.	777	20,142
LafargeHolcim Ltd.	3,346	146,596
Legrand SA	921	69,969
Lendlease Group	1,000	8,536
LIXIL Group Corp.	1,260	17,574
Maruichi Steel Tube Ltd.	273	6,774
Mitsubishi Electric Corp.	8,447	109,484
Mitsubishi Heavy Industries Ltd.	1,415	33,326
MTR Corp Ltd.	14,000	72,524
Murata Manufacturing Co. Ltd.	2,638	154,310
Nabtesco Corp.	546	16,788
Nikon Corp.	1,559	13,024
Nippon Express Co. Ltd.	357	18,449
Nippon Yusen KK	711	9,983
NSK Ltd.	1,706	12,624
NWS Holdings Ltd.	11,056	9,543
Obayashi Corp.	2,987	27,885
Omron Corp.	882	58,977
Poste Italiane SpA (b)	1,016	8,835
Schneider Electric SE	2,214	245,956
Shimizu Corp.	2,700	22,130
Siemens AG	2,122	249,754
SKF AB	1,613	29,973
Sumitomo Heavy Industries Ltd.	525	11,402
Taiheiyo Cement Corp.	400	9,232
Taisei Corp.	945	34,308
TDK Corp.	598	59,149
Tenaris SA	1,672	10,798
TOTO Ltd.	600	22,866
Venture Corp Ltd.	2,659	30,872
Wartsila OYJ Abp	606	5,010
West Japan Railway Co.	700	39,196
Yokogawa Electric Corp.	1,013	15,761
		3,218,075
Technology - 4.8%
ASM Pacific Technology Ltd.	5,054	53,047
Atos SE *	431	36,753
Canon, Inc.	4,597	90,876
Capgemini SE	608	69,640
Computershare Ltd.	3,766	34,435
FUJIFILM Holdings Corp.	1,791	76,467
Fujitsu Ltd.	925	108,113
NEC Corp.	1,110	53,148
Nomura Research Institute Ltd.	1,638	44,403
Otsuka Corp.	500	26,302
Ricoh Co. Ltd.	2,991	21,302
Rohm Co. Ltd.	429	28,368
SAP SE	1,816	253,646
Seiko Epson Corp.	1,223	13,966
Tokyo Electron Ltd.	805	197,122
		1,107,588

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL INTERNATIONAL EQUITY INCOME ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Shares	Value
Utilities - 5.8%
AGL Energy Ltd.	2,611	$30,721
AusNet Services	7,255	8,361
Chubu Electric Power Co., Inc.	1,575	19,721
Chugoku Electric Power Co. Inc.	798	10,650
CLP Holdings Ltd.	10,410	102,079
E.ON SE	3,231	36,355
EDP - Energias de Portugal SA	11,207	53,512
Electric Power Development Co. Ltd.	378	7,159
Enagas SA	1,110	27,124
Endesa SA	737	18,158
Enel SpA	21,567	186,041
Fortum Oyj	325	6,173
HK Electric Investments & HK Electric Investments Ltd.	14,708	15,257
Iberdrola SA	13,630	158,033
Kansai Electric Power Co. Inc.	1,638	15,853
Kyushu Electric Power Co., Inc.	1,010	8,465
Meridian Energy Ltd.	3,482	10,808
National Grid Plc	15,275	187,228
Naturgy Energy Group SA	765	14,237
Origin Energy Ltd.	6,904	27,824
Osaka Gas Co. Ltd.	861	16,969
Power Assets Holdings Ltd.	10,654	57,940
Red Electrica Corp SA	1,068	19,924
Severn Trent Plc	1,137	34,925
Snam SpA	7,463	36,339
SSE Plc	4,781	80,835
Suez	746	8,746
Terna Rete Elettrica Nazionale SpA	3,712	25,515
Tohoku Electric Power Co., Inc.	1,108	10,528
Tokyo Gas Co. Ltd.	896	21,409
Uniper SE	293	9,448
United Utilities Group Plc	3,236	36,496
Veolia Environnement SA	1,138	25,596
		1,328,429
Total Common Stocks (Cost $24,537,587)		22,601,751
PREFERRED STOCKS - 0.5%
Consumer, Cyclical - 0.5%
Bayerische Motoren Werke AG	179	8,684
Porsche Automobil Holding SE	435	25,003
Volkswagen AG	540	81,866
		115,553
Total Preferred Stocks (Cost $148,194)		115,553
SHORT TERM INVESTMENTS - 0.0% ~
First American Treasury Obligations Fund - Class X, 0.084% (a)	433	433
Total Short Term Investments (Cost $433)		433
TOTAL INVESTMENTS - 99.0% (Cost $24,686,214)		22,717,737
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		217,981
TOTAL NET ASSETS - 100.0%		$22,935,718

(a)   Seven-day yield as of June 30, 2020

(b)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

*   Non income producing

~   Represents less than 0.05% of net assets

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments

June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS - 78.8%
Basic Materials - 0.8%
Novelis Corp. 5.88%, 09/30/2026 (a)	$200,000	$200,456
Communications - 18.4%
CCO Holdings LLC, 5.00%, 02/01/2028 (a)	350,000	361,725
CenturyLink, Inc., 7.50%, 04/01/2024	500,000	550,330
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	500,000	465,103
CommScope Technologies LLC, 6.00%, 06/15/2025 (a)	300,000	290,490
CommScope, Inc., 6.00%, 03/01/2026 (a)	150,000	154,145
CSC Holdings LLC, 5.38%, 02/01/2028 (a)	275,000	288,174
CSC Holdings LLC, 6.50%, 02/01/2029 (a)	450,000	493,031
Diamond Sports Group LLC, / Diamond Sports Finance Co. 12.75%, 12/01/2026 (a)	245,000	241,325
iHeartCommunications, Inc., 8.38%, 05/01/2027	200,000	183,637
Netflix, Inc., 4.88%, 06/15/2030 (a)	275,000	295,677
Outfront Media, Inc., 5.00%, 08/15/2027 (a)	325,000	293,049
Sprint Corp., 7.88%, 09/15/2023	250,000	281,874
7.63%, 03/01/2026	500,000	591,342
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	200,000	203,700
		4,693,602
Consumer, Cyclical - 16.1%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	275,000	261,881
Beazer Homes USA, Inc., 7.25%, 10/15/2029	250,000	243,289
Boyd Gaming Corp., 6.38%, 04/01/2026	375,000	356,959
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	400,000	348,604
Cedar Fair LP, 5.25%, 07/15/2029 (a)	500,000	453,345
Core & Main LP, 6.13%, 08/15/2025 (a)	275,000	274,935
Ford Motor Co., 4.35%, 12/08/2026	250,000	234,083
7.45%, 07/16/2031	250,000	264,081
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	325,000	234,000
8.75%, 10/01/2025 (a)	250,000	142,029
Lennar Corp., 4.75%, 11/29/2027	250,000	271,800
Mattel, Inc., 6.75%, 12/31/2025 (a)	275,000	285,789
Security Description	Principal Amount	Value
Michaels Stores, Inc., 8.00%, 07/15/2027 (a)	$275,000	$239,715
Scientific Games International, Inc., 8.25%, 03/15/2026 (a)	250,000	224,645
Tesla, Inc., 5.30%, 08/15/2025 (a)	275,000	275,315
		4,110,470
Consumer, Non-cyclical - 14.8%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (a)	400,000	193,458
Albertsons LLC, 5.75%, 03/15/2025	275,000	282,019
5.88%, 02/15/2028 (a)	250,000	258,365
Allied Universal Holdco LLC, 9.75%, 07/15/2027 (a)	350,000	369,422
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	250,000	265,806
Centene Corp., 4.63%, 12/15/2029	250,000	264,375
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	275,000	275,324
CHS/Community Health Systems, Inc., 6.63%, 02/15/2025 (a)	250,000	235,625
HCA, Inc., 5.63%, 09/01/2028	475,000	531,316
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)	275,000	285,819
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/01/2026 (a)	200,000	206,631
Tenet Healthcare Corp., 6.75%, 06/15/2023	325,000	322,888
United Rentals North America, Inc., 6.50%, 12/15/2026	275,000	289,273
		3,780,321
Energy - 10.6%
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/2022 (a)	225,000	192,514
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	300,000	330,120
Crestwood Midstream Partners LP, 6.25%, 04/01/2023	275,000	245,466
EnLink Midstream Partners LP, 4.15%, 06/01/2025	425,000	328,357
Occidental Petroleum Corp., 2.70%, 08/15/2022	200,000	186,559
2.90%, 08/15/2024	250,000	214,118
Parsley Energy LLC, 5.63%, 10/15/2027 (a)	150,000	148,097
Range Resources Corp., 5.00%, 03/15/2023	150,000	129,467
Southwestern Energy Co., 6.20%, 01/23/2025	175,000	150,388
Targa Resources Partners Corp., 5.88%, 04/15/2026	450,000	446,553
USA Compression Partners LP, 6.88%, 09/01/2027	200,000	192,338
WPX Energy, Inc., 5.25%, 10/15/2027	150,000	140,382
		2,704,359

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Principal Amount	Value
Financials - 7.9%
Ally Financial, Inc., 5.75%, 11/20/2025	$500,000	$535,632
Howard Hughes Corp., 5.38%, 03/15/2025 (a)	525,000	490,200
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	325,000	324,127
Springleaf Finance Corp., 6.13%, 03/15/2024	400,000	407,322
7.13%, 03/15/2026	250,000	259,061
		2,016,342
Industrial - 7.6%
Berry Global, Inc., 4.50%, 02/15/2026 (a)	400,000	394,994
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (a)	200,000	196,872
7.25%, 04/15/2025 (a)	275,000	250,179
Standard Industries Inc., 4.75%, 01/15/2028 (a)	375,000	381,246
TransDigm, Inc., 6.25%, 03/15/2026 (a)	500,000	499,622
6.38%, 06/15/2026	250,000	228,560
		1,951,473
Utilities - 2.6%
Talen Energy Supply LLC, 7.25%, 05/15/2027 (a)	275,000	274,089
Vistra Operations Co LLC, 5.63%, 02/15/2027 (a)	375,000	385,429
		659,518
Total Corporate Bonds (Cost $21,575,680)		20,116,541
FOREIGN BONDS - 14.6%
Basic Materials - 1.1%
Alcoa Nederland Holding BV, 7.00%, 09/30/2026 (a)	275,000	282,511
Communications - 2.9%
Altice France SA, 7.38%, 05/01/2026 (a)	400,000	417,540
Virgin Media Secured Finance Plc, 5.50%, 08/15/2026 (a)	325,000	333,400
		750,940
Consumer, Cyclical - 2.9%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	245,470
Panther Finance Co, Inc., 6.25%, 05/15/2026 (a)	325,000	336,593
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	250,000	149,421
		731,484
Security Description	Principal Amount	Value
Consumer, Non-cyclical - 4.1%
Bausch Health Cos, Inc., 6.13%, 04/15/2025 (a)	$475,000	$482,448
JBS Investments II GMBH, 7.00%, 01/15/2026 (a)	275,000	289,238
5.75%, 01/15/2028 (a)	275,000	272,319
		1,044,005
Financials - 1.2%
Barclays Plc, 5.20%, 05/12/2026	275,000	307,504
Industrial - 2.4%
Ardagh Packaging Finance Plc, 5.25%, 08/15/2027 (a)	275,000	270,619
Bombardier, Inc., 7.50%, 03/15/2025 (a)	275,000	180,324
GFL Environmental, Inc., 7.00%, 06/01/2026 (a)	150,000	155,784
		606,727
Total Foreign Bonds (Cost $3,985,948)		3,723,171
	Shares
SHORT TERM INVESTMENTS - 5.1%
First American Treasury Obligations Fund - Class X, 0.084% (b)	1,295,604	1,295,604
Total Short Term Investments (Cost $1,295,604)		1,295,604
TOTAL INVESTMENTS - 98.5% (Cost $26,857,232)		25,135,316
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		400,615
TOTAL NET ASSETS - 100.0%		$25,535,931

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)   Seven-day yield as of June 30, 2020

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF (formerly Pacific Asset Enhanced Floating Rate ETF)

Portfolio of Investments

June 30, 2020

Security Description	Principal Amount	Value
BANK LOANS - 85.8%
Basic Materials - 3.6%
Avantor, Inc. 3.25% (1 Month LIBOR USD +2.25%), 11/21/2024 (a)	$86,251	$84,256
Diamond BC BV (b)	250,000	230,834
Nouryon USA LLC 3.19% (1 Month LIBOR USD +3.00%), 10/01/2025 (a)	481,077	453,415
Solenis International LP 4.36% (3 Months LIBOR USD +4.00%), 06/26/2025 (a)	245,000	236,323
		1,004,828
Communications - 14.0%
Charter Communications Operating LLC 1.93% (1 Month LIBOR USD +1.75%), 02/01/2027 (a)	494,990	477,698
Clear Channel Outdoor Holdings, Inc. (b)	250,000	228,000
CSC Holdings LLC 2.43% (1 Month LIBOR USD +2.25%), 07/17/2025 (a)	492,386	467,535
Frontier Communications Corp. 3.50% (Prime Rate + 2.75%), 06/17/2024 (a)	802	785
5.35% (6 Months LIBOR USD +3.75%), 06/17/2024 (a)	242,323	237,000
Intelsat Jackson Holdings SA 8.00% (Prime Rate + 4.75%), 11/27/2023 (a)	500,000	499,610
Level 3 Parent LLC 1.93% (1 Month LIBOR USD +1.75%), 03/01/2027 (a)	337,328	320,101
SBA Senior Finance II LLC (b)	481,425	464,927
T-Mobile USA, Inc. (b)	500,000	499,772
Uber Technologies, Inc. 3.68% (1 Month LIBOR USD +3.5%), 07/13/2023 (a)	481,250	460,195
Zayo Group Holdings, Inc. (b)	250,000	238,112
		3,893,735
Consumer, Cyclical - 21.9%
1011778 BC ULC 1.93% (1 Month LIBOR USD +1.75%), 11/19/2026 (a)	332,473	315,891
Bass Pro Group LLC 6.07% (6 Months LIBOR USD +5.00%), 09/25/2024 (a)	491,174	474,509
Bombardier Recreational Products, Inc. 2.18% (1 Month LIBOR USD +2.00%), 05/24/2027 (a)	241,951	230,951
Caesars Resort Collection LLC 2.93% (1 Month LIBOR USD +2.75%), 12/23/2024 (a)	487,500	435,323
ClubCorp Holdings, Inc. 3.06% (3 Months LIBOR USD +2.75%), 09/18/2024 (a)	486,250	414,910
Crown Finance US, Inc. 3.32% (6 Months LIBOR USD +2.25%), 02/28/2025 (a)	304,532	231,364
Formula One Management Ltd. 3.50% (1 Month LIBOR USD +2.5%), 02/01/2024 (a)	500,000	477,815
GYP Holdings III Corp. 2.93% (1 Month LIBOR USD +2.75%), 06/02/2025 (a)	425,646	412,410
Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC 1.93% (1 Month LIBOR USD +1.75%), 06/22/2026 (a)	$461,991	$437,570
Michaels Stores, Inc. 3.56% (3 Months LIBOR USD +2.50%), 01/30/2023 (a)	119,823	110,137
3.50% (1 Month LIBOR USD +2.50%), 01/30/2023 (a)	200,945	184,702
Michaels Stores, Inc. 3.57% (3 Months LIBOR USD +2.50%), 01/30/2023 (a)	116,544	107,123
Navistar, Inc. 3.70% (1 Month LIBOR USD +3.50%), 11/6/2024 (a)	244,375	232,462
PetSmart, Inc. 4.00% (3 Months LIBOR USD +3.00%), 03/11/2022 (a)	475,000	461,543
Playa Resorts Holding BV 3.75% (1 Month LIBOR USD +2.75%), 04/29/2024 (a)	242,510	206,336
Scientific Games International, Inc. 3.61% (6 Months LIBOR USD +2.75%), 08/14/2024 (a)	393,653	349,957
2.93% (1 Month LIBOR USD +2.75%), 08/14/2024 (a)	96,276	85,590
Scientific Games International, Inc. 3.06% (3 Months LIBOR USD +2.75%), 08/14/2024 (a)	1,277	1,135
SeaWorld Parks & Entertainment, Inc. 3.75% (1 Month LIBOR USD +3.00%), 04/01/2024 (a)	496,154	442,817
SRS Distribution, Inc. 4.32% (6 Months LIBOR USD +3.25%), 05/23/2025 (a)	245,625	233,098
Univar Solutions USA, Inc. 2.43% (1 Month LIBOR USD +2.25%), 07/01/2024 (a)	271,287	262,217
		6,107,860
Consumer, Non-cyclical - 11.5%
Air Medical Group Holdings, Inc. 4.25% (6 Months LIBOR USD +3.25%), 04/28/2022 (a)	242,506	234,081
Bausch Health Americas, Inc. 3.19% (1 Month LIBOR USD +3.00%), 06/02/2025 (a)	383,318	373,641
HCA, Inc. 1.93% (1 Month LIBOR USD +1.75%), 03/13/2025 (a)	490,031	481,456
Jaguar Holding Co. II 3.50% (1 Month LIBOR USD +2.50%), 08/18/2022 (a)	492,228	487,306
Prestige Brands, Inc. 2.18% (1 Month LIBOR USD +2.00%), 01/26/2024 (a)	253,628	249,823
Refinitiv US Holdings, Inc. 3.43% (1 Month LIBOR USD +3.25%), 10/01/2025 (a)	494,975	484,209
Spin Holdco, Inc. 4.25% (3 Months LIBOR USD +3.25%), 11/14/2022 (a)	474,682	455,953
US Foods, Inc. 1.93% (1 Month LIBOR USD +1.75%), 06/27/2023 (a)	473,909	447,422
		3,213,891

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF (formerly Pacific Asset Enhanced Floating Rate ETF)

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Principal Amount	Value
Energy - 0.7%
Arch Coal, Inc. 3.75% (1 Month LIBOR USD +2.75%), 03/07/2024 (a)	$242,481	$206,918
Financials - 2.8%
Avolon TLB Borrower 1 US LLC 2.50% (1 Month LIBOR USD +1.75%), 01/15/2025 (a)	175,812	164,264
HUB International Ltd. 4.02% (3 Months LIBOR USD +3.00%), 04/25/2025 (a)	245,000	233,720
USI, Inc. 3.31% (1 Month LIBOR USD +3.00%), 05/16/2024 (a)	389,000	370,328
		768,312
Industrial - 20.5%
Advanced Disposal Services, Inc. 3.00% (1 Week LIBOR USD +2.25%), 11/10/2023 (a)	488,305	483,896
Apex Tool Group LLC 6.50% (1 Month LIBOR USD +5.25%), 08/01/2024 (a)	448,714	404,558
Berry Global, Inc. 2.18% (1 Month LIBOR USD +2.00%), 10/03/2022 (a)	500,000	488,777
Brand Industrial Services, Inc. 5.29% (3 Months LIBOR USD +4.25%), 06/21/2024 (a)	261,679	240,526
5.64% (3 Months LIBOR USD +4.25%), 06/21/2024 (a)	226,906	208,564
5.25% (3 Months LIBOR USD +4.25%), 06/21/2024 (a)	2,554	2,348
Dynasty Acquisition Co, Inc. 3.81% (3 Months LIBOR USD +3.50%), 04/06/2026 (a)	322,736	277,956
Gates Global LLC 3.75% (1 Month LIBOR USD +2.75%), 04/01/2024 (a)	290,964	281,113
GFL Environmental, Inc. 4.00% (3 Months LIBOR USD +3.00%), 05/30/2025 (a)	396,640	386,724
Kloeckner Pentaplast of America, Inc. 5.25% (3 Months LIBOR USD +4.25%), 06/30/2022 (a)	243,734	229,459
Plastipak Holdings, Inc. 2.68% (1 Month LIBOR USD +2.50%), 10/15/2024 (a)	236,146	229,019
Proampac PG Borrower LLC 4.50% (2 Months LIBOR USD +3.50%), 11/20/2023 (a)	200,166	191,910
4.50% (3 Months LIBOR USD +3.50%), 11/20/2023 (a)	104,168	99,871
4.50% (1 Month LIBOR USD +3.50%), 11/20/2023 (a)	178,166	170,816
Quikrete Holdings, Inc. 2.67% (1 Month LIBOR USD +2.50%), 02/1/2027 (a)	490,364	473,355
RBS Global, Inc. 1.93% (1 Month LIBOR USD +1.75%), 08/21/2024 (a)	162,285	160,227
Security Description	Principal Amount	Value
Reynolds Group Holdings, Inc. 2.93% (1 Month LIBOR USD +2.75%), 02/06/2023 (a)	$100,354	$96,132
2.92% (1 Month LIBOR USD +2.75%), 02/06/2023 (a)	333,138	319,123
Standard Aero Ltd. 4.95% (3 Months LIBOR USD +3.50%), 04/06/2026 (a)	173,514	149,439
Titan Acquisition Ltd. 3.36% (3 Months LIBOR USD +3.00%), 03/28/2025 (a)	489,387	449,627
TransDigm, Inc. 2.43% (1 Month LIBOR USD +2.25%), 12/09/2025 (a)	422,723	382,677
		5,726,117
Technology - 10.8%
Applied Systems, Inc. (b)	250,000	243,806
CCC Information Services, Inc. 4.00% (1 Month LIBOR USD +3.00%), 04/29/2024 (a)	243,108	235,915
Dun & Bradstreet Corp. 4.18% (1 Month LIBOR USD +4.00%), 02/06/2026 (a)	498,750	487,216
Finastra USA, Inc. 4.50% (3 Months LIBOR USD +3.50%), 06/13/2024 (a)	250,000	219,716
Kronos, Inc. 3.18% (1 Month LIBOR USD +3.00%), 11/01/2023 (a)	491,206	490,860
McAfee LLC 3.93% (1 Month LIBOR USD +3.75%), 09/30/2024 (a)	240,445	234,868
ON Semiconductor Corp. 2.18% (1 Month LIBOR USD +2.00%), 09/18/2026 (a)	177,012	170,541
Tempo Acquisition LLC (b)	497,442	474,125
Ultimate Software Group Inc/The (b)	250,000	242,855
Western Digital Corp. 1.92% (1 Month LIBOR USD +1.75%), 04/29/2023 (a)	225,784	220,916
		3,020,818
Total Bank Loans (Cost $25,106,296)		23,942,479
CORPORATE BONDS - 7.4%
Communications - 2.8%
CSC Holdings LLC 6.63%, 10/15/2025 (c)	250,000	260,466
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	264,029
T-Mobile USA, Inc. 6.38%, 03/01/2025	250,000	257,125
		781,620
Consumer, Cyclical - 2.4%
American Builders & Contractors Supply Co, Inc. 4.00%, 01/15/2028 (c)	250,000	243,365
Golden Nugget, Inc. 6.75%, 10/15/2024 (c)	250,000	180,000
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	250,000	231,695
		655,060

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF (formerly Pacific Asset Enhanced Floating Rate ETF)

Portfolio of Investments (Continued)

June 30, 2020

Security Description	Principal Amount	Value
Consumer, Non-cyclical - 0.4%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (c)	$250,000	$120,911
Financials - 1.8%
Ally Financial, Inc. 5.75%, 11/20/2025	250,000	267,816
Howard Hughes Corp. 5.38%, 03/15/2025 (c)	250,000	233,429
		501,245
Total Corporate Bonds (Cost $2,286,943)		2,058,836
FOREIGN BONDS - 3.4%
Basic Materials - 0.4%
Constellium NV 5.75%, 05/15/2024 (c)	125,000	125,456
Consumer, Non-cyclical - 1.2%
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 02/15/2028 (c)	250,000	264,643
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	65,000	63,824
		328,467
Financials - 0.8%
Park Aerospace Holdings Ltd. 5.25%, 08/15/2022 (c)	250,000	234,783
Industrial - 1.0%
Sensata Technologies BV 5.63%, 11/01/2024 (c)	250,000	265,911
Total Foreign Bonds (Cost $974,868)		954,617
	Shares
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co, Inc.	1,905	13,545
Total Closed-End Funds (Cost $33,494)		13,545
SHORT TERM INVESTMENTS - 12.2%
First American Treasury Obligations Fund - Class X, 0.084% (d)	3,415,784	3,415,784
Total Short Term Investments (Cost $3,415,784)		3,415,784
TOTAL INVESTMENTS - 108.9% (Cost $31,817,385)		30,385,261
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9%)		(2,474,194)
TOTAL NET ASSETS - 100.0%		$27,911,067

(a)  Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(b)  The loan will settle after June 30, 2020 at which time the interest rate will be determined.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)  Seven-day yield as of June 30, 2020.

Glossary:

LIBOR - London Interbank Offered Rate

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2020

	Pacific Global US Equity Income ETF	Pacific Global International Equity Income ETF	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF (formerly Pacific Asset Enhanced Floating Rate ETF)
ASSETS
Investments in Securities, at Value*	$28,814,883	$22,717,304	$23,839,712	$26,969,477
Short Term Investments, at Value*	212,064	433	1,295,604	3,415,784
Foreign Currency, at Value*	—	291,792	—	—
Cash	—	—	—	60,668
Receivables for:
Dividends and Interest	51,809	41,975	408,995	138,730
Dividend Reclaims	935	26,161	—	—
Investments Sold	—	1,550	—	28,412
Total Assets	29,079,691	23,079,215	25,544,311	30,613,071
LIABILITIES
Payables for:
Investment Advisory Fees	6,587	7,497	8,380	15,775
Due to Custodian	—	136,000	—	—
Investments Purchased	—	—	—	2,676,657
Professional Fees	—	—	—	9,572
Total Liabilities	6,587	143,497	8,380	2,702,004
Commitments and Contingencies (See Note 2)
NET ASSETS	$29,073,104	$22,935,718	$25,535,931	$27,911,067
NET ASSETS CONSIST OF:
Paid-in Capital	$31,961,681	$26,478,483	$27,517,740	$29,958,384
Total Distributable Earnings (See Note 5)	(2,888,577)	(3,542,765)	(1,981,809)	(2,047,317)
NET ASSETS	$29,073,104	$22,935,718	$25,535,931	$27,911,067
Shares Outstanding (No Par Value, Unlimited Shares Authorized)	1,250,000	1,050,000	1,100,000	600,000
Net Asset Value, Price Per Share	23.26	21.84	23.21	46.52
*Identified Cost:
Investments in Securities	$30,462,437	$24,685,781	$25,561,628	$28,401,601
Short Term Investments	212,064	433	1,295,604	3,415,784
Foreign Currency	—	290,685	—	—

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2020

	Pacific Global US Equity Income ETF	Pacific Global International Equity Income ETF (1)	Pacific Global Focused High Yield ETF (1)	Pacific Global Senior Loan ETF (2) (3) (formerly Pacific Asset Enhanced Floating Rate ETF)
INVESTMENT INCOME
Dividends	$1,001,446	$617,216	$—	$3,886
Interest	1,820	280	966,702	1,384,765
Securities Lending Income	—	—	—	1,316
Foreign Taxes Withheld	(239)	(64,945)	—	—
Total Investment Income	1,003,027	552,551	966,702	1,389,967
EXPENSES
Investment Advisory Fees	81,980	62,361	69,133	234,768
Administration and Accounting Fees	—	—	—	35,149
Professional Fees	—	—	—	14,999
Miscellaneous Expenses	—	—	—	9,137
Custodian Fees	—	—	—	4,607
Insurance Expenses	—	—	—	2,327
Shareholder Reporting Expenses	—	—	—	1,950
Trustees Fees	—	—	—	1,889
Transfer Agent Expenses	—	—	—	1,105
Total Expenses	81,980	62,361	69,133	305,931
Less: Fees (Reimbursed)	—	—	—	(58,677)
Net Expenses	81,980	62,361	69,133	247,254
NET INVESTMENT INCOME (LOSS)	921,047	490,190	897,569	1,142,713
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(943,675)	(1,591,077)	(350,801)	(66,878)
Foreign Currency	—	(3,582)	—	—
Capital Gain Distributions from Investment Companies	—	112	—	—
In-Kind Transactions	257,192	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Securities	(2,188,275)	(1,968,477)	(1,721,916)	(1,259,441)
Foreign Currency	—	1,107	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	438	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(2,874,758)	(3,561,479)	(2,072,717)	(1,326,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,953,711)	$(3,071,289)	$(1,175,148)	$(183,606)

(1)  Commencement of operations on October 23, 2019.

(2)  Shares of Predecessor Fund converted into Fund Shares at the close of business on December 27, 2019. See Note 1 to the Financials.

(3)  Fund expenses other than Investment Advisory Fees were incurred by the Predecessor Fund.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Global US Equity Income ETF		Pacific Global International Equity Income ETF	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF (formerly Pacific Asset Enhanced Floating Rate ETF)
	Year Ended June 30, 2020	Period Ended June 30, 2019 (1)	Period Ended June 30, 2020 (2)	Period Ended June 30, 2020 (2)	Year Ended June 30, 2020 (3)	Year Ended June 30, 2019
OPERATIONS
Net Investment Income (Loss)	$921,047	$327,820	$490,190	$897,569	$1,142,713	$1,260,068
Net Realized Gain (Loss) on Investments	(686,483)	413,478	(1,594,547)	(350,801)	(66,878)	(329,708)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,188,275)	540,721	(1,966,932)	(1,721,916)	(1,259,441)	243,802
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,953,711)	1,282,019	(3,071,289)	(1,175,148)	(183,606)	1,174,162
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(1,555,435)	(317,509)	(471,476)	(806,661)	(1,145,455)	(1,256,592)
Total Distributions to Shareholders	(1,555,435)	(317,509)	(471,476)	(806,661)	(1,145,455)	(1,256,592)
CAPTIAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,687,725	31,944,555	26,475,810	27,517,740	—	—
Payments for Shares Redeemed	(2,705,220)	(1,309,340)	—	—	—	—
Transaction Fees (See Note 6)	12	8	2,673	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Shares Transactions (a)	982,517	30,635,223	26,478,483	27,517,740	—	—
Total Increase (Decrease) in Net Assets	(2,526,629)	31,599,733	22,935,718	25,535,931	(1,329,061)	(82,430)
NET ASSETS:
Beginning of Period	$31,599,733	$—	$—	$—	$29,240,128	$29,322,558
End of Period	$29,073,104	$31,599,733	$22,935,718	$25,535,931	$27,911,067	$29,240,128
(a) Summary of Capital Share Transactions is as Follows:
Shares Sold	150,000	1,250,000	1,050,000	1,100,000	—	—
Shares Redeemed	(100,000)	(50,000)	—	—	—	—
NET INCREASE (DECREASE)	50,000	1,200,000	1,050,000	1,100,000	—	—

(1)  Commencement of operations on February 11, 2019.

(2)  Commencement of operations on October 23, 2019.

(3)  Shares of Predecessor Fund converted into Fund Shares at the close of business on December 27, 2019. See Note 1 to the Financials.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS

	Pacific Global US Equity Income ETF
	Year Ended June 30, 2020	Period Ended June 30, 2019 (1)
Net Asset Value, Beginning of Period	$26.33	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.83	0.32
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.50)	1.28
Total from Investment Operations	(1.67)	1.60
Less Distributions:
From Net Investment Income	(0.82)	(0.27)
From Net Realized Gains	(0.58)	—
Total Distributions	(1.40)	(0.27)
Capital Share Transactions:
Transaction Fees (See Note 6)	— (3)	—	(3)
Net Asset Value, End of Period	$23.26	$26.33
Net Asset Value Total Return	-6.76%	6.43	% (4)
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$29,073	$31,600
Ratio of Expenses to Average Net Assets	0.29%	0.29	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.26%	3.19	% (5)
Portfolio Turnover Rate (6)	58%	21	% (4)

(1)  Commencement of operations on February 11, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

	Pacific Global International Equity Income ETF
	Period Ended June 30, 2020 (1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.49
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.20)
Total from Investment Operations	(2.71)
Less Distributions:
From Net Investment Income	(0.45)
Total Distributions	(0.45)
Capital Share Transactions:
Transaction Fees (See Note 6)	—	(3)
Net Asset Value, End of Period	$21.84
Net Asset Value Total Return	-10.81	% (4)
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$22,936
Ratio of Expenses to Average Net Assets	0.39	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.07	% (5)
Portfolio Turnover Rate (6)	36	% (4)

(1)  Commencement of operations on October 23, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

(6)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

	Pacific Global Focused High Yield ETF
	Period Ended June 30, 2020 (1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (2)	0.83
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.89)
Total from Investment Operations	(1.06)
Less Distributions:
From Net Investment Income	(0.73)
Total Distributions	(0.73)
Capital Share Transactions:
Net Asset Value, End of Period	$23.21
Net Asset Value Total Return	-4.23	% (3)
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$25,536
Ratio of Expenses to Average Net Assets	0.39	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.06	% (4)
Portfolio Turnover Rate	13	% (3)

(1)  Commencement of operations on October 23, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Not annualized.

(4)  Annualized.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

	Pacific Global Senior Loan ETF (formerly Pacific Asset Enhanced Floating Rate ETF)
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$48.73	$48.87	$49.35	$48.73	$49.66
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	1.90	2.10	1.78	1.73	1.74
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.20)	(0.15)	(0.63)	0.58	(0.95)
Total from Investment Operations	(0.30)	1.95	1.15	2.31	0.79
Less Distributions:
From Net Investment Income	(1.91)	(2.09)	(1.63)	(1.69)	(1.72)
Total Distributions	(1.91)	(2.09)	(1.63)	(1.69)	(1.72)
Capital Share Transactions:
Net Asset Value, End of Period	$46.52	$48.73	$48.87	$49.35	$48.73
Net Asset Value Total Return	-0.70%	4.09%	2.36%	4.78%	1.69%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$27,911	$29,240	$29,323	$27,143	$26,800
Ratio of Expenses (Prior to Expense Waivers) to Average Net Assets	1.06%	1.63%	1.62%	1.39%	1.51%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped (2)	0.86%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.98%	4.31%	3.61%	3.49%	3.58%
Portfolio Turnover Rate	48%	70%	73%	52%	27%

(1)  Calculated based on average shares outstanding during the period.

(2)  As of December 30, 2019, the expense cap for the Fund changed from 1.10% to 0.68%.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

Pacific Global ETF Trust (the "Trust"), organized as a Delaware statutory trust on June 26, 2018, consists of 4 investment series: Pacific Global US Equity Income ETF ("USDY"), Pacific Global International Equity Income ETF ("IDY"), Pacific Global Focused High Yield ETF ("FJNK"), and Pacific Global Senior Loan ETF ("FLRT") (each, a "Fund" and, collectively, the "Funds"). The Trust is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and the continuous offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

Pacific Global Senior Loan ETF, a diversified fund of the Trust, is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund") and has the same investment objective as the Predecessor Fund. The Predecessor Fund was a series of AdvisorShares Trust, and was advised by AdvisorShares Investments, LLC (the "Previous Adviser"). Pacific Global Advisors LLC (the "Adviser") replaced AdvisorShares Investments, LLC as investment adviser of FLRT. At a special meeting on December 26, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund into the Pacific Global ETF Trust. Effective as of the close of business on December 27, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Pacific Global Senior Loan ETF. For financial reporting purposes, assets received and shares issued by FLRT were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of FLRT's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. FLRT pays the Adviser a unitary fee at an annual rate of 0.68% of average daily net assets, out of which the Adviser will pay substantially all operating expenses of FLRT excluding interest expenses, taxes, acquired fund fees and expenses, brokerage fees, extraordinary expenses, fees payable pursuant to a Rule 12b-1 plan, if any, and costs of shareholder meetings, litigation, and indemnification. The fiscal year end of the Predecessor Fund was June 30. Operations prior to the close of business on December 27, 2019 were for the Predecessor Fund. The investment objective of FLRT is to provide a high level of current income. The inception date of the Predecessor Fund was February 18, 2015. Because the Pacific Global Senior Loan ETF has been managed as single integrated portfolios since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the Pacific Global Senior Loan ETF's statements of operation since December 27, 2019. Assuming the acquisition took place on July 1, 2019, the results of operations would be consistent with the Statement of Operations presented.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies. Accordingly, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

A. SECURITIES VALUATION

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively "Nasdaq"), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the investment adviser or the applicable sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust's Board of Trustees (the "Board"). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value ("NAV") of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

•  Level 1 - Quoted prices in active markets for identical securities.

•  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 - Significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the Funds' investments as of June 30, 2020, based on the inputs used to value them:

Pacific Global US Equity Income ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,814,883	$—	$—	$28,814,883
Short Term Investments	212,064	—	—	212,064
Total	$29,026,947	$—	$—	$29,026,947

Pacific Global International Equity Income ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,601,751	$—	$—	$22,601,751
Preferred Stocks	115,553	—	—	115,553
Short Term Investments	433	—	—	433
Total	$22,717,737	$—	$—	$22,717,737

Pacific Global Focused High Yield ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,116,541	$—	$20,116,541
Foreign Bonds	—	3,723,171	—	3,723,171
Short Term Investments	1,295,604	—	—	1,295,604
Total	$1,295,604	$23,839,712	$—	$25,135,316

Pacific Global Senior Loan ETF

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$23,942,479	$—	$23,942,479
Corporate Bonds	—	2,058,836	—	2,058,836
Foreign Bonds	—	954,617	—	954,617
Closed-End Funds	13,545	—	—	13,545
Short Term Investments	3,415,784	—	—	3,415,784
Total	$3,429,329	$26,955,932	$—	$30,385,261

B. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C. FEDERAL INCOME TAXES

The Funds' policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds' uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and paid by FJNK and FLRT on a monthly basis. Distributions to shareholders from net investment income are declared and paid by USDY and IDY on a quarterly basis. Distributions to shareholders from capital gains will be declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. SHARE VALUATION

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange, Inc. ("NYSE") is closed for trading. The offering and redemption price per share of a Fund in Creation Unit transactions is equal to the Fund's NAV per share.

H. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I. PREMIUM AMORTIZATION ON PURCHASED CALLABLE DEBT SECURITIES

In accordance with ASU 2017-08 disclosure requirements, the following tables present the adjustments to remove the effects of adopting ASU 2017-08 on the Pacific Global Focused High Yield ETF's financial statements as of and for the period ended June 30, 2020:

	June 30, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
Statement of Assets and Liabilities
Cost of Investments in Securities	$25,561,628	$(11,128)	$25,550,500
Net Unrealized Appreciation (Depreciation) on Investments*	(1,721,916)	11,128	(1,710,788)
	For the Period Ended June 30, 2020
Statement of Operations
Interest	966,702	(11,128)	955,574
Total Investment Income	966,702	(11,128)	955,574
Net Investment Income	897,569	(11,128)	886,441
Net Realized Gain (Loss) on Investments in Securities	(350,801)	—	(350,801)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Securities	(1,721,916)	11,128	(1,710,788)
Net Realized and Unrealized Gain (Loss) on Investments	$(2,072,717)	$11,128	$(2,061,589)

*  Net Unrealized Appreciation (Depreciation) on Investments is a component of Total Distributable Earnings in the Statement of Assets and Liabilities.

The adoption of ASU 2017-08 does not have any impact to the Pacific Global Focused High Yield ETF's net assets or NAV per share.

J. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2020, that materially impacted the amounts or disclosures in the Funds' financial statements.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 3—COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacific Global Advisors LLC acts as the investment adviser to the Funds. Pursuant to the management agreement between the Trust and the Adviser with respect to the Funds (the "Management Agreement") and subject to the oversight of the Board, the Adviser provides services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, custody, printing costs and certain distribution-related services (pursuant to separate agreements), under what is essentially an all-in fee. The Funds may bear other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the Funds such as taxes and government fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses). Pursuant to the Management Agreement, and subject to the Board's approval, the Adviser is authorized to delegate the day-to-day management of the Funds' investment program. The Adviser has appointed each of Cadence Capital Management LLC and Pacific Asset Management LLC as sub-advisers (the "Sub-Advisers") to manage the USDY and IDY investment programs and the FJNK and FLRT investment programs, respectively. The Adviser oversees and monitors the nature and quality of the services provided by the Sub-Advisers, including investment performance and execution of investment strategies. The Adviser performs compliance monitoring services to help the Funds maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Funds securities, risk management and oversight of trade execution and brokerage services. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on each Fund's average daily net assets. The advisory fee rates paid to the Adviser are as follows:

Fund	Annual Rate of Average Daily Net Assets
Pacific Global US Equity Income ETF	0.29%
Pacific Global International Equity Income ETF	0.39%
Pacific Global Focused High Yield ETF	0.39%
Pacific Global Senior Loan ETF	0.68%

The Predecessor Fund to FLRT was obligated to pay its investment adviser, AdvisorShares Investments, LLC, an annual rate of 0.95% based on the average daily net assets. Subsequent to business close on December 27, 2019, the annual rate in which FLRT was obligated to pay its investment adviser decreased to 0.68% of average daily net assets. The Previous Adviser contractually agreed to limit certain expenses of the Predecessor Fund's ordinary operating expenses so that its ratio of such expenses to average net assets would not exceed 1.10%. The Previous Adviser does not have the ability to recoup amounts previously waived for the Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services" or the "Administrator") acts as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares certain reports and materials to be supplied to the Board; and monitors the activities of the Funds' Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the "Custodian"), an affiliate of Fund Services, serves as the Funds' Custodian. Prior to the close of business on December 27, 2019, The Bank of New York Mellon served as the administrator and custodian for the Predecessor Fund.

Foreside Fund Services, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Each of the Trustees who are not "interested persons" as that term is defined in the 1940 Act ("Independent Trustees") will receive a fee of $10,000 per year, the amount set forth in the Statement of Additional Information for the Funds, from Pacific Global Advisors LLC, out of its unitary fee received from the Trust, as compensation for their service on the Board of the Trust. Additionally, no interested Trustee or officer of the Trust shall receive any compensation from the Trust. The Independent Trustees are paid on a quarterly basis. For the most recently completed fiscal year ended June 30, 2020 the Independent Trustees received $30,000 as a group.

NOTE 4—PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2020, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Pacific Global US Equity Income ETF	$16,359,128	$17,112,053
Pacific Global International Equity Income ETF	9,269,075	8,544,821
Pacific Global Focused High Yield ETF	29,357,458	3,272,745
Pacific Global Senior Loan ETF	13,270,844	13,042,951

During the period ended June 30, 2020, there were no purchases or sales of U.S. Government securities.

During the period ended June 30, 2020, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Redemptions
Pacific Global US Equity Income ETF	$3,610,368	$2,672,546
Pacific Global International Equity Income ETF	25,582,748	—
Pacific Global Focused High Yield ETF	—	—
Pacific Global Senior Loan ETF	—	—

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5—INCOME AND TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2020, were as follows:

	Pacific Global US Equity Income ETF	Pacific Global International Equity Income ETF	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
Tax costs of investments	30,674,667	24,687,403	26,846,103	31,814,510
Gross tax unrealized appreciation	1,490,842	851,610	221,801	42,027
Gross tax unrealized depreciation	(3,138,562)	(2,820,836)	(1,932,588)	(1,471,276)
Net unrealized appreciation (depreciation)	(1,647,720)	(1,969,226)	(1,710,787)	(1,429,249)
Undistributed ordinary income	15,301	17,281	79,779	87,895
Undistributed long-term gain (loss)	—	—	—	—
Total distributable earnings	15,301	17,281	79,779	87,895
Other accumulated gain (loss)	(1,256,158)	(1,590,820)	(350,801)	(705,963)
Total accumulated gain (loss)	(2,888,577)	(3,542,765)	(1,981,809)	(2,047,317)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily related to redemption in-kinds, paydown losses, and foreign currency gain (losses). For the period ended June 30, 2020, the following table shows the reclassifications made:

Fund	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Pacific Global US Equity Income ETF	(613)	(256,912)	257,525
Pacific Global International Equity Income ETF	(2,622)	2,622	—
Pacific Global Focused High Yield ETF	—	—	—
Pacific Global Senior Loan ETF	61,841	(61,841)	—

During the period ended June 30, 2020, the following Fund realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain (loss) to paid-in capital. For the period ended June 30, 2020, the following shows the reclassification made:

Pacific Global US Equity Income ETF  $257,192

As of June 30, 2020, only the Pacific Global US Equity Income ETF Fund deferred, on a tax basis, post October losses of $1,256,158.

As of June 30, 2020, the following Funds have capital loss carryforwards available to offset future gains of:

Fund	Short-Term (No Expiration)	Long-Term (No Expiration)	Total
Pacific Global US Equity Income ETF	—	—	—
Pacific Global International Equity Income ETF	1,591,925	—	1,591,925
Pacific Global Focused High Yield ETF	350,801	—	350,801
Pacific Global Senior Loan ETF	336,561	369,402	705,963

The tax character of distributions for the following Funds were as follows:

	Period ended June 30, 2020		Period ended June 30, 2019
Fund	Ordinary Income	Long Term Capital Gain	Ordinary Income	Long Term Capital Gain
Pacific Global US Equity Income ETF	1,551,487	3,948	317,509	—
Pacific Global International Equity Income ETF	471,476	—	—	—
Pacific Global Focused High Yield ETF	806,661	—	—	—
Pacific Global Senior Loan ETF(1)	1,145,455	—	1,256,592	—

(1)  2019 distributions were distributed under the Predecessor Fund.

NOTE 6—SHARE TRANSACTIONS

Shares of the Funds are purchased and sold on both a primary market and secondary market. With respect to the secondary market, shares of the Funds are listed on NYSE Arca, Inc. (the "Exchange") and because Shares trade at market prices rather than NAV, Shares of the Funds may trade at a price greater than or less than NAV. With respect to the primary market, the Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 or 100,000 shares called "Creation Units." Creation Unit transactions are expected to be conducted in exchange for the deposit or delivery of in-kind securities in a Fund's portfolio. Once created, shares generally trade in the secondary market at market prices

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

that change throughout the trading day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an authorized participant agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, retail investors may purchase shares in the secondary market with the assistance of a broker and such purchases are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees for the Funds are as follows and are payable to the Custodian.

Pacific Global US Equity Income ETF - $500

Pacific Global International Equity Income ETF - $7,000

Pacific Global Focused High Yield ETF - $500

Pacific Global Senior Loan ETF - $250

The fixed transaction fee may be waived on certain orders if the Funds' Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. Transaction fees received by the Funds, if any, are displayed in the Capital Share Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 7—BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, Pacific Life Insurance Company, the Adviser's indirect parent company, owned shares of each Fund as follows:

Fund	Shares Owned	Percent of Shares Outstanding
Pacific Global US Equity Income ETF	1,046,850	83.75%
Pacific Global International Equity Income ETF	992,851	94.56%
Pacific Global Focused High Yield ETF	999,200	90.84%
Pacific Global Senior Loan ETF	499,950	83.33%

NOTE 8—CREDIT FACILITY

At June 30, 2020, the Funds had a line of credit in the amount of $10,000,000, which has a one-year term and is reviewed annually by the Board. This uncommitted, secured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The line of credit shall bear interest at a rate per annum equal to the Prime Rate, which interest shall be payable monthly. There are no commitment fees associated with this line of credit. The credit facility is with the Funds' custodian, U.S. Bank, N.A. As of June 30, 2020, Pacific Global International Equity Income ETF was the only Fund that drew on the line of credit.

For the year ended June 30, 2020, the Funds' credit facility activity is as follows:

	Average Borrowings	Maximum Amount Borrowed	Interest Expense	Average Interest Rate	Days Utilized
Pacific Global International Equity Income ETF	$136,000	$136,000	$12	3.25%	1

NOTE 9—PRINCIPAL RISKS

There is no assurance that the Funds will meet their investment objective. The value of your investment in the Funds, as well as the amount of return you receive on your investment in the Funds, may fluctuate significantly. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The following list describes certain risks of investing in the Funds but is not exhaustive. Refer to each Fund's current Prospectus for more detail regarding each Fund's risks.

Active Management Risk. The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Funds to fail to meet their investment objective or to underperform their benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Funds. Active trading may also result in adverse tax consequences.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Bank Loan Risk. The market for bank loans may lack liquidity and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The extent of each Funds' exposure to credit risk with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.

Dividend-Paying Stock Risk. While the Funds may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Funds. Low priced securities in the Funds may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Funds' emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk. The net asset value of the Funds will fluctuate based on changes in the value of the U.S. equity securities held by the Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

High Yield Securities Risk. The Fund's investments in high yield securities or "junk bonds" are subject to a greater risk of loss of income and principal than higher grade debt securities. Issuers of lower-quality debt securities may have substantially greater risk of default than higher quality debt securities. These securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher rated securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, the market or the economy in general. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Issuer Risk. Fund performance depends on the performance of individual securities that the Funds hold. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Large Shareholder Risk. The risk that certain account holders, including an adviser or funds or accounts over which an adviser (or related parties of an adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund's shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an adviser (or related parties of an adviser), will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund's portfolio, increase a Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Limited History of Operations Risk. USDY, IDY, and FJNK are new ETFs and have a limited history of operations for investors to evaluate.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ''circuit breaker'' rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Market Risk. Overall market risks may affect the value of the Funds. Factors such as country specific economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Trading Risk. The Funds face numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Shares trading at a premium or discount to the Funds' net asset value ("NAV").

Natural Disaster and Pandemic Risk. Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

An outbreak of infectious respiratory illness caused by the novel Coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Communications Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Consumer Cyclical Sector Risk. Consumer cyclical companies rely heavily on the business cycle and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Consumer Discretionary Sector Risk. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Consumer Staples Sector Risk. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Financial Services Sector Risk. Companies in the financial sector are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Small Fund Risk. When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 10—BANK LOANS

FLRT invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. The majority of loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

NOTE 11—LIBOR RISK

The United Kingdom's Financial Conduct Authority, which regulates London Interbank Offered Rates ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

NOTE 12—NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables— Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08"). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has adopted these amendments as currently required and these are reflected in the applicable Fund's financial statements and related disclosures.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Pacific Global ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Global ETF Trust (the "Trust") comprising the Pacific Global US Equity Income ETF, Pacific Global International Equity Income ETF, Pacific Global Focused High Yield ETF, and Pacific Global Senior Loan ETF (each a "Portfolio," and collectively, the "Portfolios"), including the portfolio of investments, as of June 30, 2020; the related statements of operations, changes in net assets, and the financial highlights for the year then ended for Pacific Global Senior Loan ETF (formerly known as AdvisorShares Pacific Asset Enhanced Floating Rate ETF); the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for Pacific Global US Equity Income ETF, Pacific Global International Equity Income ETF, and Pacific Global Focused High Yield ETF; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios listed above constituting the Trust as of June 30, 2020, and the results of their operations, changes in their net assets, and financial highlights for the year then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Portfolios of Pacific Global ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacific Global US Equity Income ETF	For the year ended June 30, 2020	For the year ended June 30, 2020 and the period from February 11, 2019 (commencement of operations) through June 30, 2019	For the year ended June 30, 2020 and the period from February 11, 2019 (commencement of operations) through June 30, 2019
Pacific Global International Equity Income ETF Pacific Global Focused High Yield ETF	For the period October 23, 2019 (commencement of operations) through June 30, 2020	For the period October 23, 2019 (commencement of operations) through June 30, 2020	For the period October 23, 2019 (commencement of operations) through June 30, 2020

The statement of changes in net assets for the year ended June 30, 2019 and the financial highlights for each of the four years in the period ended June 30, 2019 for Pacific Global Senior Loan ETF (formerly known as AdvisorShares Pacific Asset Enhanced Floating Rate ETF), were audited by other auditors whose report, dated August 26, 2019, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and agent banks; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 26, 2020

We have served as the auditor of the Trust since 2018.

E-1

PACIFIC GLOBAL ETFs

TRUSTEES AND OFFICERS

(Unaudited)

Additional information about each trustee of the Trust is set forth below. The address of each trustee is c/o Pacific Global ETF Trust, 840 Newport Center Drive, 7th Floor, Newport Beach, CA 92660. Each trustee serves for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organization documents.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Robert J. Blattenberg Born: 1950	Trustee	Indefinite term; since 2018	Consultant, Ringler Associates Inc. (April 2016-Present); Chief Executive Officer, Ringler Associates (February 1983-April 2016).	4	None
D. Robinson Cluck Born: 1956	Trustee	Indefinite term; since 2018	Chairman, Canterbury Consulting, Inc. (December 1988-Present).	4	None
John C. Siciliano Born: 1954	Trustee	Indefinite term; since 2018	Chairman, Avondale Strategies, LLC (May 2019-Present); Senior Advisor, Bonaccord Capital Partners (2019-Present); Senior Managing Director, PwC Advisory, LLC (September 2012-2019).	4	None
INTERESTED TRUSTEES
Kevin R. Byrne Born: 1955	Trustee and Chair	Indefinite term; since 2018	Chief Executive Officer, Pacific Global Asset Management LLC (November 2018-Present): Senior Vice President, Pacific Life Insurance Company (August 2012-November 2018).	4	None
Sharon A. Cheever Born: 1955	Trustee	Indefinite term; since 2018	Director, Senior Vice President and General Counsel, Pacific Life Insurance Company (Jan. 2008-Present); Senior Vice President and General Counsel, Pacific Global Asset Management LLC (August 2012-Present); Senior Vice President and General Counsel, Cadence Capital Management LLC (July 2016-August 2016); Senior Vice President and General Counsel, Pacific Life Fund Advisors LLC (January 2008-October 2015); Senior Vice President and General Counsel, Pacific Private Fund Advisors LLC (August 2013-March 2015).	4	None

PACIFIC GLOBAL ETFs

TRUSTEES AND OFFICERS (Continued)

(Unaudited)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Pacific Global ETF Trust, 840 Newport Center Drive, 7th Floor, Newport Beach, CA 92660. Each officer serves for a one year term or until their successors are elected and qualified.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Joshua B. Schwab Born: 1981	Vice President, Treasurer and Principal Financial Officer	Since 2018

Assistant Vice President, Pacific Global Asset Management LLC (2015-Present); Assistant Vice President, Pacific Life Insurance Company, (2015-Present); Associate Vice President, Pacific Alternative Asset Management Company, LLC (2007-2015).

Jane M. Guon Born: 1964	Vice President and Secretary	Since 2018	Vice President and Secretary, Pacific Life Insurance Company (2011-Present); Vice President and Secretary, Pacific Global Asset Management LLC (2013-Present).
Carol E. Rumsey Born: 1960	Vice President and Chief Compliance Officer	Since 2018

Chief Compliance Officer, Pacific Private Fund Advisors LLC (2014-Present); Assistant Vice President, Pacific Global Asset Management LLC (2014-Present); Chief Compliance Officer, Pacific Asset Management (2013-Present); Assistant Vice President, Pacific Life Insurance Company (1991-Present).

Michael J. Skillman Born: 1963	Chief Executive Officer and President	Since 2018	CEO & Managing Director, Cadence Capital Management LLC (2004-Present); Vice President, Pacific Life Insurance Company (2016-Present).
Anthony J. Dufault Born: 1971	Vice President	Since 2018	Assistant Vice President, Pacific Global Asset Management LLC, (2018-Present); Assistant Vice President, Pacific Life Insurance Company (2007-Present).
Joseph G. Lallande Born: 1970	Vice President and Assistant Secretary	Since 2018	AVP & Counsel, Pacific Life Insurance Company (2010-Present).
Joanne Chyun Born: 1978	Assistant Treasurer	Since 2019	Director of Finance, Pacific Global Asset Management LLC (2018-Present); Interim Controller, One01 Capital (2017-2018); Associate VP, PAAMCO (2006-2017)
Kristie Sykes Born: 1988	Assistant Treasurer	Since 2019

Finance Manager, Pacific Global Asset Management LLC (2018-Present); Senior Analyst, Pricing & Valuation, Pacific Life Fund Advisors (2017-2018); Manager, Accounting and Operational Due Diligence, PAAMCO (2012-2017)

Douglas Hasting Born: 1962	Assistant Vice President	Since 2020	Director of Operations (2020-present) Senior Operations Specialist (2015-2019)
Kimberly Voss Born: 1978	Assistant Vice President	Since 2020

Chief Compliance Officer, Pacific Global Advisors LLC (2018-Present); Chief Compliance & Risk Officer, Cadence Capital Management (2017-Present); Chief Compliance Officer, DG Capital Management (2008-2016).

Information about Trustees and Officers

The Statement of Additional Information ("SAI") includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (866) 933-2398. Furthermore, you can obtain the SAI by accessing the SEC's website at www.sec.gov or by accessing the Funds' website at www.pacificglobaletfs.com.

PACIFIC GLOBAL ETFs

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pacific Global ETF Trust (the "Trust") has adopted a liquidity risk management program (the "Program") pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"). The Trust's Board of Trustees (the "Board") has designated Pacific Global Advisors LLC, the investment adviser (the "Adviser") to the Trust's series (each a "Fund"), as the liquidity program administrator ("LPA") of the Program. Personnel of the Adviser conduct the day-to-day operation of the Program pursuant to the Trust's policies and procedures.

Under the Program, the LPA manages the liquidity risk of each Fund of the Trust. Liquidity risk is the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in that Fund. This risk is managed by monitoring the degree of liquidity of each Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The LPA's process for determining the degree of liquidity of each Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the LPA regarding the operation and effectiveness of the Program for the period March 29, 2019, through March 31, 2020 ("Program Reporting Period"). The report included, among other information, the LPA's evaluation of each Fund's (i) investment strategy and the liquidity of its portfolio investments including the Fund's objective, portfolio composition, portfolio concentration and known or identifiable risks to liquidity; (ii) redemption activity and the source and composition of shareholders as predictors of cash flow trends; and (iii) holdings of cash and cash equivalents. The report also included information about the Program management and operations. This information and other factors were used as inputs to establish each Fund's reasonably anticipated trading size ("RATS").

There were no material changes to the Program during the Program Reporting Period. No significant liquidity events impacting any Fund were noted in the report. In addition, the LPA provided its assessment that the Program is adequately designed and had been effective in managing each Fund's liquidity risk and in implementing the requirements of the Liquidity Rule.

PACIFIC GLOBAL ETFs

EXPENSE EXAMPLES

For the Period Ended June 30, 2020 (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, reflected as a fixed unitary fee. This Example is intended to help you understand your ongoing costs (dollars) (excluding transaction costs) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020-June 30, 2020).

ACTUAL EXPENSES

The first line of each table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value June 30, 2020	Expenses Paid During the Period (1)
Pacific Global US Equity Income ETF
Actual	$1,000.00	$840.60	$1.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46
	Beginning Account Value	Ending Account Value June 30, 2020	Expenses Paid During the Period (2)
Pacific Global International Equity Income ETF
Actual	$1,000.00	$847.30	$1.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.92	$1.96
	Beginning Account Value	Ending Account Value June 30, 2020	Expenses Paid During the Period (2)
Pacific Global Focused High Yield ETF
Actual	$1,000.00	$940.40	$1.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.92	$1.96
	Beginning Account Value	Ending Account Value June 30, 2020	Expenses Paid During the Period (3)
Pacific Global Senior Loan ETF
Actual	$1,000.00	$962.30	$3.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.48	$3.42

(1)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.29%, multiplied by the average account value during the six-month period, multiplied by 182/366 (to reflect the one-half year period).

(2)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the six-month period, multiplied by 182/366 (to reflect the one-half year period).

(3)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 182/366 (to reflect the one-half year period).

PACIFIC GLOBAL ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended June 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $425,800 for single individuals and $479,000 for married couples filling jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacific Global US Equity Income ETF	69.62%
Pacific Global International Equity Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2020 was as follows:

Pacific Global US Equity Income ETF	68.33%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) was as follows:

Pacific Global US Equity Income ETF	40.94%

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended June 30, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Pacific Global International Equity Income ETF	$62,225	0.06	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

For the fiscal year ended June 30, 2020, Pacific Global International Equity Income ETF paid foreign taxes of $62,225 and recognized foreign source income of $617,216.

PACIFIC GLOBAL ETFs

ADDITIONAL INFORMATION

(Unaudited)

Information About Portfolio Holdings

The Funds file the complete schedule of portfolio holdings for the first and third fiscal quarters with the SEC on Part F of Form N-PORT. When available, Part F of Form N-PORT may be found on the SEC's website at www.sec.gov. The Funds' portfolio holdings are posted on their website, at www.pacificglobaletfs.com, daily.

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the applicable Statement of Additional Information ("SAI"). The SAI is available without charge, upon request, by calling toll-free at (866) 933-2398, by accessing the SEC's website at www.sec.gov, or by accessing the Funds' website at www.pacificglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available no later than the following August 31st by calling toll-free at (866) 933-2398 or by accessing the SEC's website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

The following Frequency Distribution of Premium and Discount chart is provided to show the frequency at which the closing price for the Funds was at a premium or discount to its daily NAV. The charts presented below represent past performance and cannot be used to predict future results. Further information regarding premiums and discounts is available, without charge, on the Funds' website at www.pacificglobaletfs.com

Pacific Global US Equity Income ETF

Period Covered July 01, 2019 through June 30, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	4	1.09%
0.75	% to 0.999%	4	1.09%
0.50	% to 0.749%	10	2.73%
0.25	% to 0.499%	14	3.83%
0.00	% to 0.249%	191	52.20%
-0.001	% to -0.249%	92	25.14%
-0.25	% to -0.499%	4	1.09%
-0.50	% to -0.749%	20	5.46%
-0.75	% to -0.999%	23	6.28%
-1.00	% or more	4	1.09%
		366	100.00%

Pacific Global Focused High Yield ETF

Period Covered October 23, 2019 through June 30, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	6	2.38%
0.75	% to 0.999%	3	1.19%
0.50	% to 0.749%	19	7.54%
0.25	% to 0.499%	31	12.30%
0.00	% to 0.249%	117	46.43%
-0.001	% to -0.249%	59	23.41%
-0.25	% to -0.499%	7	2.78%
-0.50	% to -0.749%	4	1.59%
-0.75	% to -0.999%	1	0.40%
-1.00	% or more	5	1.98%
		252	100.00%

Pacific Global International Equity Income ETF

Period Covered October 23, 2019 through June 30, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	28	11.11%
0.75	% to 0.999%	22	8.73%
0.50	% to 0.749%	45	17.86%
0.25	% to 0.499%	64	25.41%
0.00	% to 0.249%	31	12.30%
-0.001	% to -0.249%	32	12.70%
-0.25	% to -0.499%	8	3.17%
-0.50	% to -0.749%	5	1.98%
-0.75	% to -0.999%	8	3.17%
-1.00	% or more	9	3.57%
		252	100.00%

Pacific Global Senior Loan ETF

Period Covered July 01, 2019 through June 30, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	2	0.55%
0.75	% to 0.999%	1	0.27%
0.50	% to 0.749%	12	3.28%
0.25	% to 0.499%	9	2.46%
0.00	% to 0.249%	96	26.23%
-0.001	% to -0.249%	185	50.53%
-0.25	% to -0.499%	11	3.01%
-0.50	% to -0.749%	6	1.64%
-0.75	% to -0.999%	8	2.19%
-1.00	% or more	36	9.84%
		366	100.00%

Investment Adviser

Pacific Global Advisors LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Sub-Advisers

Cadence Capital Management LLC
265 Franklin Street, 4th Floor
Boston, MA 02110

Pacific Asset Management LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Custodian

U.S. Bank, N.A.
1555 N. Rivercenter Drive
Milwaukee, WI 53212

Administrator/Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP
695 Town Center Drive, Suite 1000
Costa Mesa, CA 92626

Legal Counsel

Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Pacific Global US Equity Income ETF

Symbol—USDY
CUSIP—69434K106

Pacific Global International Equity Income ETF

Symbol—IDY

CUSIP—69434K304

Pacific Global Focused High Yield ETF

Symbol—FJNK

CUSIP—69434K205

Pacific Global Senior Loan ETF

Symbol—FLRT

CUSIP—69434K403

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Siciliano is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Note, the registrant has completed only one fiscal year as of the date of this report.

	FYE 6/30/2020	FYE 6/30/2019
Audit Fees	$73,600	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$32,000	$10,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2020	FYE 6/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2020	FYE 6/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Principal Finance Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Global ETF Trust

By (Signature and Title)*	/s/ Michael J. Skillman
Michael J. Skillman, President

Date	August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael J. Skillman
Michael J. Skillman, President

Date	August 31, 2020

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Treasurer

Date	August 31, 2020

* Print the name and title of each signing officer under his or her signature.

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